UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

Keith F. Karlawish, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Large Cap Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.5%)
	Consumer Discretionary (18.6%)
1,122,571	Comcast Corp., Class A(a)	$20,498,147
611,798	Home Depot, Inc. (The)	16,481,838
1,208,994	KB Home	26,114,270
264,231	Target Corp.	13,211,550
265,995	Tiffany & Co.	12,243,750
464,910	Walt Disney Co. (The)	15,007,295

		103,556,850

	Consumer Staples (8.3%)
637,100	Kraft Foods, Inc., Class A	20,788,573
342,532	Procter & Gamble Co.	25,148,699

		45,937,272

	Energy (9.0%)
171,423	Anadarko Petroleum Corp.	11,260,777
200,202	ConocoPhillips	17,677,837
226,818	Exxon Mobil Corp.	21,250,578

		50,189,192

	Financials (20.0%)
293,714	American International Group, Inc.	17,123,526
168,647	Bank of New York Mellon Corp. (The)	8,223,228
333,658	Citigroup, Inc.	9,822,891
3,254,039	Countrywide Financial Corp.	29,091,109
261,792	JPMorgan Chase & Co.	11,427,221
697,024	MGIC Investment Corp.	15,634,248
800,294	Progressive Corp. (The)	15,333,633
155,696	Wells Fargo & Co.	4,700,462

		111,356,318

	Health Care (17.9%)
269,898	Amgen, Inc.(a)	12,534,063
214,763	Eli Lilly & Co.	11,466,197
449,792	Johnson & Johnson	30,001,126
333,565	Medtronic, Inc.	16,768,313
363,193	Merck & Co., Inc.	21,105,145
350,925	Pfizer, Inc.	7,976,525

		99,851,369

	Industrials (5.5%)
455,623	General Electric Co.	16,889,945
387,208	USG Corp.(a)	13,858,174

		30,748,119

	Information Technology (17.9%)
371,316	Cisco Systems, Inc.(a)	10,051,524
603,917	Dell, Inc.(a)	14,802,006
519,438	eBay, Inc.(a)	17,240,147
787,801	Intel Corp.	21,002,775
173,833	Microsoft Corp.	6,188,455
410,847	QUALCOMM, Inc.	16,166,829
600,724	Yahoo!, Inc.(a)	13,972,840

		99,424,576

	Materials (1.3%)
201,234	Alcoa, Inc.	7,355,103

	Total Common Stocks (Cost $534,134,533)	548,418,799

INVESTMENT COMPANY (2.2%)
12,183,364	Federated Treasury Obligations Fund, Institutional Shares	12,183,364

	Total Investment Company (Cost $12,183,364)	12,183,364

Total Investments — 100.7% (Cost $546,317,897)		560,602,163
Net Other Assets (Liabilities) — (0.7)%		(3,725,444)

NET ASSETS — 100.0%		$556,876,719

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Value Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.6%)
	Consumer Discretionary (21.2%)
139,350	Advance Auto Parts, Inc.	$5,293,907
371,500	Chico’s FAS, Inc.(a)	3,354,645
317,550	Clear Channel Communications, Inc.	10,961,826
98,450	Gannett Co., Inc.	3,839,550
110,350	International Speedway Corp., Class A	4,544,213
943,700	Interpublic Group of Cos., Inc.(a)	7,653,407
256,100	Kohl’s Corp.(a)	11,729,380
127,850	R.H. Donnelley Corp.(a)	4,663,968
338,030	Select Comfort Corp.(a)	2,369,590
79,350	Universal Technical Institute, Inc.(a)	1,348,950

		55,759,436

	Energy (2.4%)
124,650	Forest Oil Corp.(a)	6,337,206

	Financials (28.5%)
356,000	Annaly Capital Management, Inc., REIT	6,472,080
194,650	Aon Corp.	9,282,859
74,600	Assured Guaranty, Ltd.	1,979,884
72,000	Bear Stearns Cos., Inc. (The)	6,354,000
199,695	Endurance Specialty Holdings, Ltd.	8,333,272
219,097	Fidelity National Financial, Inc., Class A	3,201,007
250,100	Marshall & Ilsley Corp.	6,622,648
217,000	MBIA, Inc.	4,042,710
205,200	Mercury General Corp.	10,221,012
371,000	Popular, Inc.	3,932,600
85,550	StanCorp Financial Group, Inc.	4,310,009
278,650	Waddell & Reed Financial, Inc., Class A	10,056,479

		74,808,560

	Health Care (12.2%)
209,900	Covidien, Ltd.	9,296,471
152,150	Genzyme Corp.(a)	11,326,046
247,450	King Pharmaceuticals, Inc.(a)	2,533,888
155,400	Watson Pharmaceuticals, Inc.(a)	4,217,556
71,700	Zimmer Holdings, Inc.(a)	4,742,955

		32,116,916

	Industrials (1.0%)
67,630	ChoicePoint, Inc.(a)	2,463,084

	Information Technology (29.6%)
171,750	Affiliated Computer Services, Inc., Class A(a)	7,745,925
47,100	Alliance Data Systems Corp.(a)	3,532,029
627,900	Axcelis Technologies, Inc.(a)	2,888,340
116,250	BMC Software, Inc.(a)	4,143,150
509,250	CA, Inc.	12,705,788
136,750	Computer Sciences Corp.(a)	6,765,022
146,000	CSG Systems International, Inc.(a)	2,149,120
630,200	EarthLink, Inc.(a)	4,455,514
181,900	Fair Isaac Corp.	5,848,085
100,855	Fidelity National Information Services, Inc.	4,194,559
115,300	Lexmark International, Inc., Class A(a)	4,019,358
414,300	MoneyGram International, Inc.	6,367,791
158,900	Progress Software Corp.(a)	5,351,752
290,950	Synopsys, Inc.(a)	7,544,334

		77,710,767

	Materials (2.7%)
307,075	Valspar Corp.	6,921,470

	Total Common Stocks (Cost $267,445,263)	256,117,439

INVESTMENT COMPANY (3.5%)
9,300,602	Federated Treasury Obligations Fund, Institutional Shares	9,300,602

	Total Investment Company (Cost $9,300,602)	9,300,602

Total Investments — 101.1% (Cost $276,745,865)		265,418,041
Net Other Assets (Liabilities) — (1.1)%		(2,927,627)

NET ASSETS — 100.0%		$262,490,414

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Growth Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.1%)
	Consumer Discretionary (11.3%)
92,760	DeVry, Inc.	$4,819,810
110,715	Dick’s Sporting Goods, Inc.(a)	3,073,448
91,085	Focus Media Holding, Ltd., ADR(a)	5,174,539
98,000	GameStop Corp., Class A(a)	6,086,780
84,965	Guess?, Inc.	3,219,324
68,235	Under Armour, Inc., Class A(a)	2,979,822

		25,353,723

	Consumer Staples (1.1%)
57,290	Hansen Natural Corp.(a)	2,537,374

	Energy (9.2%)
90,120	Cameron International Corp.(a)	4,337,476
36,050	Core Laboratories N.V.(a)	4,496,156
29,500	Diamond Offshore Drilling, Inc.	4,189,000
64,370	National Oilwell Varco, Inc.(a)	4,728,620
19,500	Transocean, Inc.	2,791,425

		20,542,677

	Financials (6.3%)
39,265	AllianceBernstein Holding L.P.	2,954,691
8,135	CME Group, Inc.	5,580,610
176,370	Invesco, Ltd.	5,534,491

		14,069,792

	Health Care (11.8%)
54,070	ArthroCare Corp.(a)	2,598,064
51,330	Cerner Corp.(a)	2,895,012
47,000	Healthways, Inc.(a)	2,746,680
85,500	Hologic, Inc.(a)	5,868,720
86,900	LifeCell Corp.(a)	3,746,259
35,945	Medco Health Solutions, Inc.(a)	3,644,823
87,140	Thermo Fisher Scientific, Inc.(a)	5,026,235

		26,525,793

	Industrials (22.9%)
166,075	ABB, Ltd., ADR	4,782,960
124,500	BE Aerospace, Inc.(a)	6,586,050
95,500	Chicago Bridge & Iron Co. N.V.	5,772,020
154,250	Corrections Corp. of America(a)	4,551,917
10,000	First Solar, Inc.(a)	2,671,400
34,115	Foster Wheeler, Ltd.(a)	5,288,507
45,500	JA Solar Holdings Co., Ltd., ADR(a)	3,176,355
92,690	Manitowoc Co., Inc. (The)	4,526,053
65,025	Monster Worldwide, Inc.(a)	2,106,810
22,000	Precision Castparts Corp.	3,051,400
67,315	Stericycle, Inc.(a)	3,998,511
37,500	SunPower Corp., Class A(a)	4,889,625

		51,401,608

	Information Technology (25.8%)
186,255	Activision, Inc.(a)	5,531,774
88,830	Akamai Technologies, Inc.(a)	3,073,518
84,500	Amphenol Corp., Class A	3,918,265
23,275	Apple, Inc.(a)	4,610,312
7,305	Baidu.com, Inc., ADR(a)	2,851,799
119,725	Ciena Corp.(a)	4,083,820
52,780	Equinix, Inc.(a)	5,334,475
6,210	Google, Inc., Class A(a)	4,294,091
105,000	Juniper Networks, Inc.(a)	3,486,000
25,500	Mastercard, Inc., Class A	5,487,600
48,450	MEMC Electronic Materials, Inc.(a)	4,287,340
63,720	MICROS Systems, Inc.(a)	4,470,595
87,540	Sina Corp.(a)	3,878,897
31,000	VMware, Inc., Class A(a)	2,634,690

		57,943,176

	Materials (3.4%)
30,500	CF Industries Holdings, Inc.	3,356,830
127,440	Companhia Vale do Rio Doce, ADR	4,163,465

		7,520,295

	Telecommunication Services (1.8%)
93,985	American Tower Corp., Class A(a)	4,003,761

	Utilities (1.5%)
54,000	Allegheny Energy, Inc.	3,434,940

	Total Common Stocks (Cost $159,506,955)	213,333,139

EXCHANGE TRADED FUNDS (2.2%)
42,840	iShares Russell MidCap Growth Index Fund	4,881,189

	Total Exchange Traded Funds (Cost $4,753,162)	4,881,189

INVESTMENT COMPANY (2.3%)
5,260,583	Federated Treasury Obligations Fund, Institutional Shares	5,260,583

	Total Investment Company (Cost $5,260,583)	5,260,583

Total Investments — 99.6% (Cost $169,520,700)		223,474,911
Net Other Assets (Liabilities) — 0.4%		884,508

NET ASSETS — 100.0%		$224,359,419

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Small Cap Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (85.1%)
	Consumer Discretionary (6.1%)
32,487	CEC Entertainment, Inc.(a)	$843,362
31,000	Charlotte Russe Holding, Inc.(a)	500,650
19,000	Cheesecake Factory (The)(a)	450,490
33,700	P.F. Chang’s China Bistro, Inc.(a)	769,708
29,916	Polaris Industries, Inc.	1,429,087
44,373	Stanley Furniture Co., Inc.	532,476
36,970	Steak n Shake Co. (The)(a)	402,973
11,796	Zale Corp.(a)	189,444

		5,118,190

	Consumer Staples (2.5%)
26,600	Inter Parfums, Inc.	478,002
46,600	Sanderson Farms, Inc.	1,574,148

		2,052,150

	Energy (9.7%)
48,636	Berry Petroleum Co., Class A	2,161,870
27,406	Forest Oil Corp.(a)	1,393,321
10,624	Oceaneering International, Inc.(a)	715,527
31,719	Oil States International, Inc.(a)	1,082,252
232,035	Pioneer Drilling Co.(a)	2,756,576

		8,109,546

	Financials (12.2%)
43,160	Colonial BancGroup, Inc. (The)	584,386
68,032	Dime Community Bancshares	868,769
43,024	First State Bancorp	598,034
16,442	Hilb, Rogal & Hobbs Co.	667,052
46,610	Investment Technology Group, Inc.(a)	2,218,170
27,110	Midland Co. (The)	1,753,746
98,306	NewAlliance Bancshares, Inc.	1,132,485
17,334	Peoples Bancorp, Inc.	431,443
53,680	Phoenix Cos., Inc. (The)	637,182
39,595	Wintrust Financial Corp.	1,311,782

		10,203,049

	Health Care (12.0%)
112,200	American Medical Systems Holdings, Inc.(a)	1,622,412
37,000	Haemonetics Corp.(a)	2,331,740
75,000	Healthspring, Inc.(a)	1,428,750
82,200	SonoSite, Inc.(a)	2,767,674
45,000	West Pharmaceutical Services, Inc.	1,826,550

		9,977,126

	Industrials (22.7%)
25,000	Celadon Group, Inc.(a)	229,000
22,380	Curtiss-Wright Corp.	1,123,476
16,900	Esterline Technologies Corp.(a)	874,575
12,000	Genlyte Group, Inc.(a)	1,142,400
94,863	Gibraltar Industries, Inc.	1,462,787
7,160	Granite Construction, Inc.	259,049
42,028	HNI Corp.	1,473,502
28,955	Kaydon Corp.	1,579,206
126,819	LaBarge, Inc.(a)	1,823,657
64,329	Miller Industries, Inc.(a)	880,664
41,830	Moog, Inc., Class A(a)	1,916,232
51,546	Mueller Industries, Inc.	1,494,319
30,340	Oshkosh Truck Corp.	1,433,868
26,000	RBC Bearings, Inc.(a)	1,129,960
46,644	Regal-Beloit Corp.	2,096,648

		18,919,343

	Information Technology (15.2%)
96,500	Avocent Corp.(a)	2,249,415
63,743	Cognex Corp.	1,284,421
21,473	Comtech Telecommunications Corp.(a)	1,159,757
151,959	Exar Corp.(a)	1,211,113
95,063	Ixia(a)	901,197
40,000	NETGEAR, Inc.(a)	1,426,800
85,800	Perot Systems Corp., Class A(a)	1,158,300
149,053	Richardson Electronics, Ltd.	1,044,862
37,588	Rudolph Technologies, Inc.(a)	425,496
48,000	Silicon Laboratories, Inc.(a)	1,796,640

		12,658,001

	Materials (0.8%)
43,645	Glatfelter	668,205

	Utilities (3.9%)
13,810	AGL Resources, Inc.	519,809
20,860	Empire District Electric Co. (The)	475,191
10,068	Laclede Group, Inc. (The)	344,728
60,300	PNM Resources, Inc.	1,293,435
17,376	UIL Holdings Corp.	642,043

		3,275,206

	Total Common Stocks (Cost $65,070,697)	70,980,816

Principal Amount
CORPORATE BONDS (0.1%)
	Industrials (0.1%)
$125,000	Mueller Industries, Inc., 6.000%, 11/1/14, Callable 10/26/07 @ $103	113,594

	Total Corporate Bonds (Cost $125,000)	113,594

Shares
EXCHANGE TRADED FUNDS (12.5%)
111,400	iShares Russell 2000 Growth Index Fund	9,299,672
14,700	iShares Russell 2000 Index Fund	1,116,024

	Total Exchange Traded Funds (Cost $10,467,818)	10,415,696

INVESTMENT COMPANY (0.7%)
570,992	Federated Treasury Obligations Fund, Institutional Shares	570,991

	Total Investment Company (Cost $570,991)	570,991

Total Investments — 98.4% (Cost $76,234,506)		82,081,097
Net Other Assets (Liabilities) — 1.6%		1,312,002

NET ASSETS — 100.0%		$83,393,099

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T International Equity Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (91.2%)
	Australia (4.7%)
17,407	BHP Billiton PLC	$530,798
59,533	BHP Billiton, Ltd.	2,081,157
20,582	Brambles, Ltd.	206,664
6,049	Consolidated Media Holdings, Ltd.	22,163
6,049	Crown, Ltd.(a)	71,437
23,902	Fairfax Media, Ltd.	97,606
425,441	Macquarie Airports	1,502,653
53,886	Newcrest Mining, Ltd.	1,553,804
17,986	Rio Tinto, Ltd.	2,092,370

		8,158,652

	Austria (4.4%)
11,419	Erste Bank der Oesterreichischen Sparkassen AG	806,275
52,554	Immoeast AG(a)	564,123
45,330	OMV AG	3,659,230
10,903	Raiffeisen International Bank Holding AG	1,638,632
9,351	Telekom Austria AG	258,237
2,430	Verbund - Oesterreichische Elektrizita-etswirtschafts AG, Class A	168,916
5,000	Wiener Staedtische Versicherung AG	400,816
4,402	Wienerberger AG	242,549

		7,738,778

	Belgium (1.1%)
3,049	Fortis	79,819
668	Groupe Bruxelles Lambert SA	85,430
6,940	KBC Ancora	788,807
7,042	KBC Groep NV	991,192

		1,945,248

	Bermuda (0.1%)
1,622	Central European Media Enterprises Ltd., Class A(a)	188,120

	Brazil (1.4%)
40,627	Cia Vale do Rio Doce, ADR	1,136,743
26,938	Petroleo Brasileiro SA	1,337,820

		2,474,563

	Canada (3.9%)
9,153	Cameco Corp.	367,901
1,158	Canadian Natural Resources, Ltd.	85,241
5,307	Imperial Oil, Ltd.	297,089
72,246	Ivanhoe Mines, Ltd.(a)	794,966
5,096	OPTI Canada, Inc.(a)	87,777
16,801	Potash Corp. of Saskatchewan	2,410,649
15,715	Research In Motion, Ltd.(a)	1,782,081
6,706	Suncor Energy, Inc.	736,474
8,485	Talisman Energy, Inc.	157,587
14,954	UTS Energy Corp.(a)	81,213

		6,800,978

	Chile (0.1%)
1,090	Sociedad Quimica y Minera de Chile SA, ADR	192,657

	China (0.7%)
677,169	Beijing Capital International Airport Co., Ltd., Class H	1,130,880
35,000	Weiqiao Textile Co., Ltd., Class H	49,543

		1,180,423

	Cyprus (0.7%)
69,669	Bank of Cyprus Public Co., Ltd.	1,259,433

	Czech Republic (2.4%)
17,260	Komercni Banka AS	4,104,723

	Denmark (0.7%)
13	A. P. Moller - Maersk AS, Class B	138,831
692	Carlsberg AS, Class B	83,307
2,222	FLSmidth & Co. AS	226,580
8,216	Novo Nordisk AS, Class B	536,352
295	Rockwool International AS, Class B	68,423
1,681	Vestas Wind Systems AS(a)	181,516

		1,235,009

	Finland (4.2%)
2,601	Elisa OYJ	79,544
26,826	Fortum OYJ	1,205,040
7,552	Kemira OYJ	158,127
1,535	Kesko OYJ, Class B	83,914
1,170	Metso OYJ	63,432
112,996	Nokia OYJ	4,341,008
1,537	Nokian Renkaat OYJ	53,358
4,455	OKO Bank PLC, Class A	84,961
6,245	Orion OYJ, Class B	146,342
3,986	Outotec OYJ	216,119
9,185	Ramirent OYJ	150,649
7,760	Sanoma-WSOY OYJ	221,410
22,335	YIT OYJ	486,197

		7,290,101

	France (9.0%)
988	Accor SA	78,981
8,477	Aeroports de Paris	867,216
6,334	Air Liquide	942,337
1,660	Alstom	356,557
2,577	BNP Paribas	279,605
6,059	Bouygues	503,461
1,566	Bureau Veritas SA(a)	92,728
3,843	Cie de Saint-Gobain	362,158
524	EDF Energies Nouvelles SA	36,546
12,745	Electricite de France	1,518,088
1,542	Eurazeo	197,510
13,367	France Telecom SA	479,485
771	Hermes International	97,413
4,701	JC Decaux SA	184,509
8,146	Lafarge SA	1,479,214
12,358	LVMH Moet Hennessy Louis Vuitton SA	1,493,456
2,637	M6-Metropole Television	69,304
2,213	Neuf Cegetel	111,929
917	Nexity	41,934
1,662	Pernod-Ricard SA	383,560
4,331	PPR	695,686
1,078	Remy Cointreau SA	76,664
1,641	Renault SA	232,731
4,007	Sanofi-Aventis	366,802
8,592	Societe Television Francaise 1	229,079
1,031	Sodexho Alliance SA	63,299
16,917	Suez SA	1,151,473
930	Technip SA	73,973
26,898	Total SA	2,227,167
3,803	Veolia Environnement	346,410
8,090	Vinci SA	598,303

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	France — (continued)
1,996	Vivendi	$91,642
457	Wendel	65,978

		15,795,198

	Germany (7.3%)
806	Adidas AG	59,542
5,794	Arcandor AG(a)	137,585
7,230	Bayer AG	659,496
1,024	Bilfinger Berger AG	77,089
32,361	Commerzbank AG	1,232,636
797	Continental AG	103,995
12,072	Daimler AG	1,164,916
2,785	Deutsche Boerse AG	546,623
2,988	Deutsche Post AG	101,725
2,446	Deutsche Postbank AG	218,231
6,827	E.ON AG	1,451,573
22,873	Fraport AG Frankfurt Airport Services Worldwide	1,823,550
14,455	Fresenius Medical Care AG & Co. KGaA	769,634
9,764	Fresenius SE	816,395
2,026	Hamburger Hafen und Logistik AG(a)	180,689
5,741	Henkel KGaA	292,927
1,690	Hypo Real Estate Holding AG	89,742
1,772	IKB Deutsche Industriebank AG(a)	15,856
1,220	Merck KGaA	159,334
1,827	Praktiker Bau-und Heimwerkermaerkte Holding AG, Class A	52,958
1,103	Rheinmetall AG	88,348
15,293	Rhoen Klinikum AG	478,128
1,879	RWE AG	264,691
9,883	Siemens AG	1,565,070
1,837	Tognum AG(a)	54,854
2,089	Volkswagen AG, Preference shares	304,853

		12,710,440

	Greece (0.7%)
93,027	Alapis Holding Industrial & Commercial SA(a)	315,256
14,481	Hellenic Telecommunications Organization SA	529,725
34,422	Marfin Investment Group SA	297,728

		1,142,709
	Hong Kong (2.6%)
201,168	China Merchants Holdings International Co., Ltd.	1,231,701
50,484	China Mobile, Ltd.	879,154
496,599	Galaxy Entertainment Group, Ltd.(a)	463,688
332,231	GOME Electrical Appliances Holdings, Ltd.	837,709
34,000	Hutchison Telecommunications International, Ltd.	51,251
11,640	Melco PBL Entertainment Macau, Ltd., ADR(a)	134,558
656,029	Shun Tak Holdings, Ltd.	1,025,374

		4,623,435

	Hungary (3.1%)
39,620	Magyar Telekom Telecommunications PLC	205,368
104,782	OTP Bank Nyrt	5,284,796

		5,490,164
	India (2.4%)
34,600	State Bank of India, Ltd., GDR	4,221,200

	Indonesia (0.1%)
172,430	Semen Gresik Persero Tbk PT	101,598

	Ireland (0.2%)
5,821	CRH PLC	200,738
17,065	Dragon Oil PLC(a)	116,945

		317,683

	Italy (1.8%)
846	Autogrill SpA	14,387
22,752	Banca Popolare di Milano Scarl	308,725
3,199	Banca Popolare di Sondrio Scarl	47,833
10,058	Bulgari SpA	141,253
16,792	Buzzi Unicem SpA	464,069
9,590	Credito Emiliano SpA	132,019
1,139	Finmeccanica SpA	36,544
11,052	Geox SpA	222,601
65,939	Intesa Sanpaolo SpA	480,682
3,471	Italcementi SpA	74,319
453	Lottomatica SpA	16,586
7,505	Mediobanca SpA	154,237
43,495	Telecom Italia SpA	134,848
109,162	UniCredito Italiano SpA	897,902
3,059	Unione di Banche Italiane SCPA	84,057

		3,210,062
	Japan (6.2%)
1,690	Acom Co., Ltd.	34,141
1,874	Aiful Corp.	32,924
1,800	Aisin Seiki Co., Ltd.	74,524
4,000	Bank of Kyoto, Ltd. (The)	47,320
19,922	Bank of Yokohama, Ltd. (The)	138,805
9,886	Canon, Inc.	452,449
8	Central Japan Railway Co.	68,000
8,000	Chiba Bank, Ltd. (The)	64,371
1,600	Credit Saison Co., Ltd	43,586
7,000	Daihatsu Motor Co., Ltd.	64,837
3,800	Daikin Industries, Ltd.	211,949
4,000	Daiwa Securities Group, Inc.	35,911
6,631	Denso Corp.	269,844
37	Dentsu, Inc.	97,332
25	East Japan Railway Co.	205,638
1,700	Eisai Co., Ltd.	66,534
1,625	Fanuc, Ltd.	157,541
26	Fuji Television Network, Inc.	42,757
8,000	Gunma Bank, Ltd. (The)	52,603
9,706	Honda Motor Co., Ltd.	320,636
4,820	Hoya Corp.	152,501
2,100	Ibiden Co., Ltd.	145,212
8,000	Itochu Corp.	77,197
65	Japan Tobacco, Inc.	384,329
1,180	JFE Holdings, Inc.	59,170
2,700	JS Group Corp.	43,078
1,800	JSR Corp.	46,083
23	KDDI Corp.	170,179
4,200	Komatsu, Ltd.	112,641
4,202	Kubota Corp.	28,277
1,300	Kyocera Corp.	114,887
4,000	Makita Corp.	167,228
10,408	Matsushita Electric Industrial Co., Ltd.	213,269
5,800	Mitsubishi Corp.	156,975
7,000	Mitsubishi Electric Corp.	72,500
29,900	Mitsubishi UFJ Financial Group, Inc.	281,955

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Japan — (continued)
7,000	Mitsui & Co., Ltd.	$146,179
2,223	Mitsui Fudosan Co., Ltd.	47,942
18	Mizuho Financial Group, Inc.	85,742
6,000	Nikon Corp.	204,110
1,766	Nintendo Co., Ltd.	1,036,910
10,111	Nippon Electric Glass Co., Ltd.	164,476
12	Nippon Telegraph & Telephone Corp.	59,651
3,200	Nissan Motor Co., Ltd.	34,926
3,749	Nitto Denko Corp.	197,036
3,213	Nomura Holdings, Inc.	53,833
8,000	NSK, Ltd.	82,003
73	NTT DoCoMo, Inc.	120,181
779	Olympus Corp.	31,748
1,800	Promise Co., Ltd.	44,319
7,000	Ricoh Co., Ltd.	127,794
4	Sapporo Hokuyo Holdings, Inc.	35,534
2,400	Seven & I Holdings Co., Ltd.	69,726
3,000	Sharp Corp.	53,515
1,500	Shin-Etsu Chemical Co., Ltd.	93,287
5,000	Shizuoka Bank, Ltd. (The)	54,842
5,766	Sony Corp.	314,148
5,700	Stanley Electric Co., Ltd.	141,571
13,000	Sumitomo Chemical Co., Ltd.	115,123
5,000	Sumitomo Corp.	69,957
4,500	Sumitomo Electric Industries, Ltd.	70,972
9,998	Sumitomo Heavy Industries, Ltd.	91,158
19,000	Sumitomo Metal Industries, Ltd.	86,886
29	Sumitomo Mitsui Financial Group, Inc.	214,608
6,248	Sumitomo Trust & Banking Co., Ltd. (The)	41,179
3,000	Suruga Bank, Ltd.	32,636
14,400	Suzuki Motor Corp.	431,715
1,500	Takata Corp.	43,163
2,500	Takeda Pharmaceutical Co., Ltd.	146,052
1,794	Takefuji Corp.	43,089
8,000	Toray Industries, Inc.	62,266
13,254	Toyota Motor Corp.	705,891
4,729	Yamada Denki Co., Ltd.	533,456
6,900	Yamaha Motor Co., Ltd.	165,135
1,000	Yamato Holdings Co., Ltd.	14,374

		10,774,316

	Luxembourg (0.5%)
7,972	Millicom International Cellular SA(a)	940,218

	Mexico (0.2%)
1,702	America Movil SAB de CV, ADR, Series L	104,486
40,877	America Movil SAB de CV, Series L	124,343
67,192	Corporacion Moctezuma, SAB de CV	164,989

		393,818

	Netherlands (0.6%)
2,211	ING Groep NV	86,152
2,104	Koninklijke Vopak NV	119,507
20,826	Royal KPN NV.	379,421
2,211	TNT NV	91,734
7,981	Unilever NV CVA	293,228
3,742	X5 Retail Group NV, GDR(a)	136,583

		1,106,625

	New Zealand (0.2%)
126,443	Auckland International Airport, Ltd.	281,940

	Norway (1.8%)
6,233	Aker Kvaerner ASA	164,505
28,631	DnB NOR ASA	435,534
25,480	Norsk Hydro ASA	362,807
37,296	StatoilHydro ASA	1,150,604
19,938	Telenor ASA(a)	473,108
11,223	Yara International ASA	516,112

		3,102,670

	Poland (2.3%)
1,659	Bank BPH SA	70,162
16,311	Bank Handlowy w Warszawie SA	659,537
41,541	Bank Millennium SA	194,139
11,738	Bank Pekao SA	1,082,013
5,499	Bank Zachodni WBK SA	559,268
1,182	BRE Bank SA(a)	241,832
400	ING Bank Slaski SA	116,729
181,999	Polskie Gornictwo Naftowe I Gazownictwo SA	375,856
32,725	Powszechna Kasa Oszczednosci Bank Polski SA	697,629

		3,997,165

	Portugal (0.6%)
29,643	Energias de Portugal SA	194,262
104,003	Jeronimo Martins SGPS SA	826,291

		1,020,553

	Russia (6.6%)
3,596	Cherepovets MK Severstal, GDR(d)	81,629
8,170	CTC Media, Inc.(a)	246,734
2,580	Evraz Group SA, GDR(d)	199,950
33,422	Gazprom OAO, ADR	1,871,632
2,759	LUKOIL, ADR	238,102
1,464	MMC Norilsk Nickel, OJSC	387,960
4,250	MMC Norilsk Nickel, OJSC, ADR	1,153,237
67,316	NovaTek OAO	494,773
3,266,283	Novorossiysk Commercial Sea Port(f)	816,571
6,541	Novorossiysk Commercial Sea Port, GDR(a)(d)	117,738
436	Open Investments(a)(g)	135,160
20,648	Pharmstandard, GDR(a)(d)	567,820
7,240	Polyus Gold Co., ADR	341,728
103,342	Rosneft Oil Co. OAO, GDR(a)	988,776
319,693	Sberbank	1,349,104
783	Silvinit, Pfd.(g)	508,950
10,784	Sistema-Hals, GDR(a)(d)	105,144
23,720	Uralkali(a)	185,016
1,271	Uralkali, GDR(a)(d)	49,569
92,723	URSA Bank, OJSC, Pfd.(g)	176,174
14,726	Vimpel-Communications, ADR	612,602
38,531	VTB Bank OJSC, GDR(a)(d)	393,016
2,507	Wimm-Bill-Dann Foods OJSC	225,630
2,408	Wimm-Bill-Dann Foods OJSC, ADR	315,544

		11,562,559

	South Africa (0.1%)
6,876	Impala Platinum Holdings, Ltd.	238,923

	Spain (1.4%)
549	Acciona SA	172,974
3,107	Gamesa Corp. Tecnologica SA	143,763
29,110	Iberdrola Renovables(a)	240,466
36,725	Iberdrola SA	556,366

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Spain — (continued)
6,032	Inditex SA	$364,996
30,739	Telefonica SA	996,446

		2,475,011

	Sweden (1.9%)
6,718	Getinge AB, Class B	179,604
5,509	Hennes & Mauritz AB, Class B	332,774
6,942	Modern Times Group AB, Class B	481,758
66,371	Nordea Bank AB	1,112,305
5,294	OMX AB	214,903
3,236	Skandinaviska Enskilda Banken AB, Class A	82,609
24,166	Swedbank AB, Class A	680,070
46,410	Telefonaktiebolaget LM Ericsson, B Shares	108,626
17,399	TeliaSonera AB	162,551

		3,355,200

	Switzerland (7.6%)
20,831	ABB, Ltd.	600,595
1,549	BKW FMB Energie AG	196,943
18,403	Compagnie Financiere Richemont SA	1,257,310
1,433	Credit Suisse Group	86,260
890	Flughafen Zuerich AG	360,804
19,991	Holcim, Ltd.	2,131,052
10,808	Nestle SA	4,962,929
181	Nobel Biocare Holding AG	48,204
2,360	Roche Holding AG	407,963
230	SGS SA	274,201
3,487	Swatch Group AG (The)	1,048,282
748	Synthes, Inc.	93,002
27,076	Xstrata PLC	1,899,948

		13,367,493

	Ukraine (0.8%)
758,056	Raiffeisen Bank Aval	164,248
4,158	Ukrnafta Oil Co.(a)	327,457
537,105	Ukrsotsbank JSCB(a)	148,472
74,634	UkrTelecom, GDR(a)	791,111

		1,431,288

	United Arab Emirates (0.1%)
133,219	DP World, Ltd.(a)	162,527

	United Kingdom (8.7%)
13,768	Amec PLC	230,181
26,306	Anglo American PLC	1,596,811
10,257	BAE Systems PLC	101,790
171,345	BP PLC	2,093,879
18,109	Burberry Group PLC	204,676
20,174	Cadbury Schweppes PLC	246,665
68,618	Compass Group PLC	418,705
78,052	Diageo PLC	1,675,406
19,393	GlaxoSmithKline PLC	492,516
12,959	Intertek Group PLC	255,833
8,143	Kingfisher PLC	23,351
4,656	Peter Hambro Mining PLC(a)	113,829
23,008	QinetiQ PLC	89,411
14,701	Reckitt Benckiser Group PLC	854,276
18,383	Rio Tinto PLC	1,934,672
44,885	Rolls-Royce Group PLC(a)	487,183
1,714,334	Rolls-Royce Group PLC, Class B(a)	3,413
6,640	Scottish & Newcastle PLC	97,391
43,904	Sibir Energy PLC	504,797
36,812	Smith & Nephew PLC	422,344
100,262	Tesco PLC	953,746
591,057	Vodafone Group PLC	2,218,781
4,485	William Hill PLC	46,859
6,081	WPP Group PLC	77,904

		15,144,419

	Total Common Stocks (Cost $142,889,960)	159,535,899

EXCHANGE TRADED FUNDS (4.2%)
	Germany (0.5%)
7,871	iShares DAX (DE)	885,526

	Hong Kong (0.5%)
8,025	Hang Seng Investment Index Funds Series - H-Share Index	166,008
19,200	Hang Seng Investment Index Funds Series II - Hang Seng Index	687,491

		853,499

	Ireland (1.1%)
29,852	iShares DJ Euro Stoxx 50	1,933,482

	Singapore (0.2%)
41,698	iShares MSCI India(a)	398,216

	United States (1.9%)
25,583	iShares MSCI Australia Index Fund	737,302
54,255	iShares MSCI Canada Index Fund	1,742,671
48,951	iShares MSCI Taiwan Index Fund	735,733

		3,215,706

	Total Exchange Traded Funds (Cost $7,263,960)	7,286,429

RIGHTS/WARRANTS (2.2%)
	India (1.1%)
16,114	Banking Index Benchmark Exchange Traded Scheme Warrants, Expire 1/20/10(a)(d)	401,964
24,028	Bharti Airtel, Ltd. Warrants, expire 05/31/10(a)(d)	602,942
34,008	Canara Bank, Warrants, Expire 01/19/09(a)(d)	293,151
5,364	CLSA Financial Products, Ltd.(a)(d)	133,993
6,850	ICICI Bank, Ltd. Warrants, expire 01/19/09(a)(d)	214,254
6,956	ICICI Bank, Ltd. Warrants, expire 05/10/10(a)(d)	216,995
2,038	Suzlon Energy, Ltd. Warrants, expire 09/16/10(a)(d)	99,669

		1,962,968

	Romania (0.3%)
49,162	BRD-Group Societe Generale, Warrants, Expire 06/30/17(a)(d)	566,582

	Russia (0.8%)
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	102,167
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	65,354

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Shares		Fair Value
RIGHTS/WARRANTS — (continued)
	Russia — (continued)
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	$53,688
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	118,353
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	66,447
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	287,476
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	42,324
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	11,685
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	73,328
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	16,992
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	15,310
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	31,902
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	20,197
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	16,362
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	30,700
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	8,351
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	17,300
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	13,230
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	2,885
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	143,702
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	24,491
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	156,186
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	33,804
9	Deutsche Bank AG London Warrants, Expire 12/31/09(a)(e)	—

		1,352,234

	Total Rights/Warrants (Cost $3,219,525)	3,881,784

INVESTMENT COMPANY (1.3%)
	United States (1.3%)
2,333,991	Federated Treasury Obligations Fund, Institutional Shares	2,333,991

	Total Investment Company (Cost $2,333,991)	2,333,991

Total Investments — 98.9% (Cost $155,707,436)		173,038,103
Net Other Assets (Liabilities) — 1.1%		1,941,938

NET ASSETS — 100.0%		$174,980,041

Sector	Percentage of net assets
Consumer Discretionary	9.2%
Consumer Staples	7.0%
Energy	10.2%
Exchange Traded Funds	4.2%
Financials	22.6%
Health Care	3.3%
Industrials	10.4%
Information Technology	4.8%
Investment Company	1.3%
Materials	15.5%
Telecommunication Services	6.3%
Utilities	4.1%

98.9%

Currency	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollar	Fair Value	Unrealized Appreciation (Depreciation)
Short
Czech Koruna vs. U.S. Dollar	03/20/2008	14,208,630	$780,077	$782,538	$(2,461)
Hungary Forint vs. U.S. Dollar	02/19/2008	339,118,107	1,937,996	1,954,472	(16,476)
Mexican Peso vs. U.S. Dollar	02/21/2008	8,600,195	781,978	785,194	(3,216)
Polish Zloty vs. U.S. Dollar	02/19/2008	4,387,341	1,749,785	1,782,084	(32,299)

Total Short Contracts			$5,249,836	$5,304,288	$(54,452)

Long
Australian Dollar vs. U.S. Dollar	03/12/2008	993,760	$865,744	$868,703	$2,959
Japanese Yen vs. U.S. Dollar	02/08/2008	860,895,595	7,617,878	7,739,988	122,109
Japanese Yen vs. U.S. Dollar	02/20/2008	96,271,359	878,144	866,630	(11,513)

Total Long Contracts			$9,361,766	$9,475,321	$113,555

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.4%)
	Consumer Discretionary (10.2%)
736,000	Comcast Corp., Class A(a)	$13,439,360
592,000	News Corp., Class A	12,130,080
256,100	Yum! Brands, Inc.(h)	9,800,947

		35,370,387

	Consumer Staples (3.1%)
366,500	Smithfield Foods, Inc.(a)(h)	10,599,180

	Energy (18.8%)
154,000	Apache Corp.	16,561,160
287,100	CONSOL Energy, Inc.(h)	20,533,392
249,000	Noble Corp.(h)	14,070,990
200,000	Weatherford International, Ltd.(a)(h)	13,720,000

		64,885,542

	Financials (5.4%)
114,000	Apartment Investment & Management Co., Class A, REIT	3,959,220
10,900	Markel Corp.(a)	5,352,990
307,000	Wells Fargo & Co.	9,268,330

		18,580,540

	Health Care (18.7%)
96,500	Coventry Health Care, Inc.(a)	5,717,625
219,000	McKesson Corp.	14,346,690
59,500	MedCath Corp.(a)	1,461,320
253,000	Teva Pharmaceutical Industries, Ltd., ADR	11,759,440
258,000	UnitedHealth Group, Inc.	15,015,600
309,000	Varian Medical Systems, Inc.(a)(h)	16,117,440

		64,418,115

	Industrials (9.7%)
226,000	J.B. Hunt Transport Services, Inc.	6,226,300
96,500	L-3 Communications Holdings, Inc.(h)	10,223,210
906,000	Southwest Airlines Co.	11,053,200
222,000	Trinity Industries, Inc.	6,162,720

		33,665,430

	Information Technology (25.1%)
672,625	ACI Worldwide, Inc.(a)	12,806,780
416,500	Akamai Technologies, Inc.(a)	14,410,900
471,735	Cisco Systems, Inc.(a)	12,769,819
14,000	Corning, Inc.(h)	335,860
366,054	Digital River, Inc.(a)	12,105,406
219,000	Harris Corp.	13,726,920
539,000	Symantec Corp.(a)	8,699,460
502,000	Yahoo!, Inc.(a)	11,676,520

		86,531,665

	Materials (7.4%)
516,000	Nalco Holding Co.	12,476,880
561,000	Sealed Air Corp.	12,981,540

		25,458,420

	Total Common Stocks (Cost $285,754,947)	339,509,279

INVESTMENT COMPANY (6.0%)
20,626,910	Federated Treasury Obligations Fund, Institutional Shares	20,626,910

	Total Investment Company (Cost $20,626,910)	20,626,910

Total Investments — 104.4% (Cost $306,381,857)		360,136,189
Net Other Assets (Liabilities) — (4.4)%		(15,013,315)

NET ASSETS — 100.0%		$345,122,874

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Equity Income Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.3%)
	Consumer Discretionary (6.1%)
485,000	Pearson PLC, ADR	$7,022,800
253,000	Regal Entertainment Group, Class A	4,571,710

		11,594,510

	Consumer Staples (10.6%)
93,000	Altria Group, Inc.	7,028,940
97,500	General Mills, Inc.	5,557,500
100,000	PepsiCo, Inc.	7,590,000

		20,176,440

	Energy (22.8%)
102,500	BP PLC, ADR	7,499,925
68,000	Chevron Corp.	6,346,440
84,000	ConocoPhillips	7,417,200
173,008	Kinder Morgan Management LLC(a)	9,159,060
215,000	Natural Resource Partners, L.P.	6,978,900
165,680	StatoilHydro ASA, ADR	5,056,553
28,400	Teekay LNG Partners L.P.	842,628

		43,300,706

	Financials (23.8%)
125,000	Federated Investors, Inc., Class B(h)	5,145,000
224,000	First Industrial Realty Trust, Inc., REIT	7,750,400
11,000	LaSalle Hotel Properties REIT	350,900
245,500	Realty Income Corp., REIT	6,633,410
188,000	U.S. Bancorp	5,967,120
183,000	Wachovia Corp.	6,959,490
190,000	Washington Real Estate Investment Trust, REIT	5,967,900
211,000	Weingarten Realty Investors, REIT	6,633,840

		45,408,060

	Health Care (10.9%)
103,500	Abbott Laboratories	5,811,525
143,000	GlaxoSmithKline PLC, ADR	7,205,770
344,000	Pfizer, Inc.	7,819,120

		20,836,415

	Industrials (10.7%)
174,000	General Electric Co.	6,450,180
89,000	United Parcel Service, Inc., Class B	6,294,080
233,000	Waste Management, Inc.	7,612,110

		20,356,370

	Information Technology (10.8%)
243,000	Microchip Technology, Inc.	7,635,060
199,000	Nokia Corp., ADR(h)	7,639,610
532,003	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,298,750

		20,573,420

	Materials (2.6%)
111,000	E.I. DuPont de Nemours & Co.	4,893,990

	Total Common Stocks (Cost $170,159,868)	187,139,911

INVESTMENT COMPANY (3.6%)
6,818,120	Federated Treasury Obligations Fund, Institutional Shares	6,818,120

	Total Investment Company (Cost $6,818,120)	6,818,120

Total Investments — 101.9% (Cost $176,977,988)		193,958,031
Net Other Assets (Liabilities) — (1.9)%		(3,655,322)

NET ASSETS — 100.0%		$190,302,709

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (5.0%)
	Federal Home Loan Mortgage Corp. (4.8%)
$220,911	4.000%, 4/15/22, Series 2691, Class MB	$220,248
187,967	4.500%, 1/15/11, Series 2782, Class MC	187,721
684,125	5.000%, 6/15/24, Series 2915, Class KA	684,992
954,377	5.000%, 9/15/26, Series 3018, Class UM	954,630

		2,047,591

	Federal National Mortgage Association (0.2%)
66,031	6.000%, 4/25/18, Series 2002-27, Class VB	65,853

	Total Collateralized Mortgage Obligations (Cost $2,109,657)	2,113,444

MORTGAGE-BACKED SECURITIES (25.0%)
	Federal Home Loan Mortgage Corp. (5.7%)
375,409	5.000%, 12/1/08, Pool #M80714	374,785
1,344,818	4.500%, 1/1/10, Pool #M80792	1,336,101
172,420	6.500%, 5/1/13, Pool #E00548	178,552
537,057	6.000%, 9/1/16, Pool #E01049	549,913

		2,439,351

	Federal National Mortgage Association (19.3%)
1,075,162	4.500%, 1/1/10, Pool #254626	1,071,466
384,798	6.500%, 8/1/13, Pool #251901	398,786
319,341	6.000%, 3/1/16, Pool #253702	327,099
326,981	6.000%, 4/1/16, Pool #535846	334,924
586,256	6.500%, 4/1/16, Pool #253706	607,040
240,996	6.000%, 8/1/16, Pool #545125	247,006
1,422,193	5.000%, 11/1/17, Pool #254510	1,425,617
1,544,344	5.000%, 12/1/17, Pool #254545	1,548,062
2,270,954	4.500%, 3/1/18, Pool #555292	2,234,444

		8,194,444

	Total Mortgage-Backed Securities (Cost $10,692,664)	10,633,795

MUNICIPAL BONDS (2.6%)
	North Carolina (2.6%)
1,100,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/09	1,125,498

	Total Municipal Bonds (Cost $1,121,281)	1,125,498

U.S. GOVERNMENT AGENCIES (52.0%)
	Federal Farm Credit Bank (14.3%)
5,000,000	4.125%, 4/15/09	5,020,435
1,000,000	5.375%, 7/18/11	1,052,242

		6,072,677

	Federal Home Loan Bank (15.4%)
1,500,000	4.750%, 4/24/09	1,518,582
4,000,000	3.750%, 8/18/09	4,010,272
1,000,000	4.625%, 2/18/11, Series 616	1,028,866

		6,557,720

	Federal Home Loan Mortgage Corp. (16.4%)
4,500,000	2.750%, 3/15/08	4,483,206
1,500,000	3.375%, 4/15/09	1,492,230
1,000,000	5.250%, 1/11/10	1,000,328

		6,975,764

	Federal National Mortgage Association (5.9%)
2,500,000	3.875%, 2/15/10	2,516,740

	Total U.S. Government Agencies (Cost $21,765,216)	22,122,901

U.S. TREASURY NOTES (11.4%)
2,000,000	4.625%, 3/31/08	2,006,718
500,000	4.250%, 10/15/10	515,977
2,250,000	4.125%, 8/31/12	2,316,620

	Total U.S. Treasury Notes (Cost $4,784,901)	4,839,315

Shares
INVESTMENT COMPANY (3.3%)
1,403,307	Federated Treasury Obligations Fund, Institutional Shares	1,403,307

	Total Investment Company (Cost $1,403,307)	1,403,307

Total Investments — 99.3% (Cost $41,877,026)		42,238,260
Net Other Assets (Liabilities) — 0.7%		280,982

NET ASSETS — 100.0%		$42,519,242

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (12.5%)
	Federal Home Loan Mortgage Corp. (12.5%)
$17,408,758	5.125%, 10/15/15, Series R003, Class AG	$17,482,308

	Total Collateralized Mortgage Obligations (Cost $17,163,249)	17,482,308

MORTGAGE-BACKED SECURITIES (51.3%)
	Federal Home Loan Mortgage Corp. (14.9%)
6,216,099	4.500%, 2/1/18, Pool #E94445	6,112,439
6,040,079	5.500%, 2/1/29, Pool #A18613	6,056,001
8,698,081	5.500%, 1/1/36, Pool #A42104	8,683,497

		20,851,937

	Federal National Mortgage Association (36.4%)
5,296,134	5.000%, 1/1/18, Pool #650205	5,309,375
4,541,907	4.500%, 3/1/18, Pool #555292	4,468,887
1,811,081	5.500%, 1/1/33, Pool #678321	1,814,305
3,508,811	5.000%, 7/1/33, Pool #724965	3,430,604
1,254,449	5.000%, 8/1/33, Pool #738751	1,226,714
776,366	5.000%, 8/1/33, Pool #724365	763,274
982,678	5.000%, 10/1/33, Pool #753298	961,236
2,981,426	6.500%, 11/1/34, Pool #783476	3,063,472
12,358,034	5.500%, 5/1/35, Pool #825530	12,350,496
9,377,496	5.500%, 9/1/35, Pool #835787	9,371,776
8,199,962	5.500%, 8/1/37, Pool #946238	8,129,221

		50,889,360

	Total Mortgage-Backed Securities (Cost $72,077,822)	71,741,297

U.S. GOVERNMENT AGENCIES (32.4%)
	Federal Home Loan Mortgage Corp. (14.3%)
20,000,000	5.250%, 1/11/10	20,006,560

	Federal National Mortgage Association (7.5%)
10,000,000	5.000%, 4/15/15	10,491,410

	Private Export Funding Corp. (10.6%)
4,350,000	4.974%, 8/15/13	4,561,471
10,000,000	4.550%, 5/15/15	10,216,590

		14,778,061

	Total U.S. Government Agencies (Cost $44,692,695)	45,276,031

U.S. TREASURY NOTES (1.9%)
2,500,000	4.750%, 8/15/17	2,640,430

	Total U.S. Treasury Notes (Cost $2,537,868)	2,640,430

Shares
INVESTMENT COMPANY (1.8%)
2,493,928	Federated Treasury Obligations Fund, Institutional Shares	2,493,928

	Total Investment Company (Cost $2,493,928)	2,493,928

Total Investments — 99.9% (Cost $138,965,562)		139,633,994
Net Other Assets (Liabilities) — 0.1%		125,571

NET ASSETS — 100.0%		$139,759,565

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (6.2%)
$2,600,000	American Express Credit Account Master Trust, Series 2003-2, Class A, 5.138%, 10/15/10*(b)	$2,600,842
2,000,000	American Express Credit Account Master Trust, Series 2004-5, Class A, 5.118%, 4/16/12*(b)	1,995,114
5,095,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5 STEP, 5.416%, 5/25/33	4,805,143
667,000	Citibank Credit Card Issuance Trust, Series 2003-A1, Class A1, 5.343%, 1/15/10*(b)	667,158
1,250,000	Citibank Credit Card Issuance Trust, Series 2007-A1, Class A1, 4.874%, 3/22/12*(b)	1,242,818
4,000,000	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	3,921,505
1,410,000	MBNA Credit Card Master Note Trust, Series 2001-A5, Class A5, 5.238%, 3/15/11*(b)	1,410,801
2,820,000	MBNA Credit Card Master Note Trust, Series 2002-A8, Class A8, 5.393%, 12/15/11*(b)	2,816,789
2,150,000	MBNA Credit Card Master Note Trust, Series 2003-A3, Class A3, 5.148%, 8/16/10*(b)	2,150,697
2,820,000	MBNA Credit Card Master Note Trust, Series 2003-A8, Class A8, 5.218%, 12/17/12*(b)	2,813,675
3,382,760	Residential Asset Mortgage Products, Inc., Series 2003-RS4, Class AI6, 4.018%, 3/25/33*	3,226,353

	Total Asset Backed Securities (Cost $28,228,421)	27,650,895

COLLATERALIZED MORTGAGE OBLIGATIONS (2.5%)
	Federal Home Loan Mortgage Corp. (1.4%)
3,071,250	5.000%, 8/15/31, Series 3025, Class AB	3,075,478
3,129,034	5.500%, 7/15/16, Series 3061, Class VU	3,198,038

		6,273,516

	Federal National Mortgage Association (1.1%)
2,690,313	4.000%, 1/25/18, Series 2003-35, Class NA	2,632,428
2,602,919	5.500%, 10/25/24, Series 2006-18, Class CA	2,638,467

		5,270,895

	Total Collateralized Mortgage Obligations (Cost $11,283,550)	11,544,411

COMMERCIAL MORTGAGE-BACKED SECURITIES (7.3%)
1,793,000	Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5, 4.811%, 12/10/42	1,770,643
7,138,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A3, 5.607%, 10/15/48	7,209,433
2,900,000	CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3, 5.100%, 8/15/38*	2,869,477
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	2,600,367
6,700,000	Morgan Stanley Capital I, Series 2007-IQ13, Class A3, 5.330%, 3/15/44	6,645,544
5,800,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.266%, 12/15/44*	5,804,918
6,300,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 5.903%, 2/15/51*	6,477,974

	Total Commercial Mortgage-Backed Securities (Cost $33,236,205)	33,378,356

CORPORATE BONDS (22.6%)
	Consumer Discretionary (1.2%)
2,110,000	Historic TW, Inc., 9.125%, 1/15/13	2,397,125
2,864,000	Time Warner, Inc., 5.875%, 11/15/16	2,846,403

		5,243,528

	Consumer Staples (1.7%)
1,835,000	Coca-Cola Co. (The), 5.350%, 11/15/17	1,880,035
1,450,000	CVS Caremark Corp., 5.750%, 8/15/11	1,485,290
4,460,000	CVS Caremark Corp., 4.875%, 9/15/14	4,307,579

		7,672,904

	Energy (0.5%)
2,276,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13	2,287,380

	Financials (10.4%)
1,430,000	American International Group, Inc., MTN, Series G, 5.850%, 1/16/18	1,439,364
838,000	Bank of America Corp., 6.250%, 4/15/12	879,964
2,600,000	Bank of America Corp., 5.125%, 11/15/14	2,559,274
1,142,000	Bank of America Corp., 5.750%, 12/1/17	1,144,620
2,115,000	Capital One Financial Corp., 5.500%, 6/1/15	1,950,813
2,355,000	ERP Operating LP, 5.125%, 3/15/16	2,191,087
3,459,000	GATX Financial Corp., 5.125%, 4/15/10	3,405,752
6,900,000	General Electric Capital Corp., MTN, Series A, 6.000%, 6/15/12	7,233,532
2,578,000	Goldman Sachs Group, Inc. (The), 5.450%, 11/1/12	2,628,170
1,289,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,266,249
3,950,000	IBM International Group Capital LLC, 5.050%, 10/22/12	4,023,806
1,827,000	Lehman Brothers Holdings, Inc., MTN, Series G, 4.800%, 3/13/14	1,700,383
4,220,000	Lehman Brothers Holdings, Inc., MTN, Series I, 6.200%, 9/26/14	4,297,935
6,985,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	6,894,887
1,430,000	Prudential Financial, Inc., MTN, Series D, 6.625%, 12/1/37	1,442,013
4,455,000	Wells Fargo & Co., 5.625%, 12/11/17	4,457,722

		47,515,571

	Health Care (1.1%)
2,167,000	Cardinal Health, Inc., 4.000%, 6/15/15	1,994,056
2,940,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15	2,893,486

		4,887,542

	Industrials (2.4%)
2,724,000	Allied Waste North America, Inc., 6.875%, 6/1/17	2,655,900
2,718,000	Corrections Corp. of America, 6.250%, 3/15/13	2,677,230

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Industrials — (continued)
$2,275,000	General Dynamics Corp., 4.250%, 5/15/13	$2,231,368
3,350,000	Goodrich (BF) Corp., 6.290%, 7/1/16	3,486,147

		11,050,645

	Information Technology (2.9%)
1,637,000	Cisco Systems, Inc., 5.500%, 2/22/16	1,664,780
2,340,000	Hewlett-Packard Co., 6.500%, 7/1/12	2,528,407
540,000	Hewlett-Packard Co., 5.400%, 3/1/17	538,801
2,185,000	International Business Machines Corp., 5.700%, 9/14/17	2,258,770
3,986,000	Oracle Corp. and Ozark Holding, Inc., 5.000%, 1/15/11	4,038,711
2,128,000	Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/16	2,123,823

		13,153,292

	Telecommunication Services (1.0%)
4,080,000	New Cingular Wireless Services, Inc., 8.125%, 5/1/12	4,536,629

	Utilities (1.4%)
4,402,000	Duke Energy Carolinas LLC, 6.250%, 1/15/12	4,641,711
1,909,000	Ohio Power Co., Series K, 6.000%, 6/1/16	1,929,703

		6,571,414

	Total Corporate Bonds (Cost $102,030,516)	102,918,905

MORTGAGE-BACKED SECURITIES (39.2%)
	Federal Home Loan Mortgage Corp. (20.6%)
1,469,886	6.000%, 10/1/19, Pool #G11679	1,505,759
2,605,770	5.000%, 5/1/20, Pool #B19275	2,608,326
458,573	5.500%, 3/1/21, Pool #J01432	464,235
4,104,863	5.000%, 9/1/21, Pool #G12381	4,108,890
3,180,066	5.500%, 10/1/21, Pool #G12425	3,218,995
3,714,654	5.500%, 11/1/21, Pool #G12454	3,760,127
1,317,124	5.000%, 12/1/21, Pool #J04025	1,318,551
2,367,693	5.000%, 7/1/25, Pool #C90908	2,340,880
1,995,125	4.500%, 6/1/35, Pool #G01842	1,886,994
4,574,117	5.500%, 6/1/35, Pool #A35148	4,566,447
2,871,544	5.500%, 7/1/35, Pool #A36540	2,866,729
1,150,813	6.000%, 7/1/35, Pool #A36304	1,168,859
1,063,478	5.500%, 8/1/35, Pool #A36652	1,061,695
1,642,567	5.000%, 9/1/35, Pool #A37961	1,603,692
873,626	5.500%, 9/1/35, Pool #G08080	872,162
4,147,576	5.118%, 12/1/35, Pool #847603*	4,138,111
1,315,976	5.500%, 12/1/35, Pool #A40359	1,313,769
1,722,262	5.000%, 3/1/36, Pool #G08115	1,681,501
3,588,820	5.500%, 4/1/36, Pool #A44445	3,581,863
1,779,992	6.500%, 5/1/36, Pool #A48509	1,830,044
609,567	5.000%, 7/1/36, Pool #G02291	594,890
5,021,960	5.897%, 12/1/36, Pool #1J1390*	5,091,213
3,376,516	5.965%, 1/1/37, Pool #1Q0192*	3,436,845
3,865,879	6.000%, 4/1/37, Pool #A58853	3,923,611
13,916,614	5.000%, 7/1/37, Pool #G03050	13,579,109
5,781,015	6.000%, 8/1/37, Pool #A64067	5,867,346
6,365,112	5.781%, 9/1/37, Pool #1Q0319*	6,390,371
9,000,000	6.000%, 1/15/38(c)	9,132,192

		93,913,206

	Federal National Mortgage Association (17.1%)
100,738	6.000%, 10/1/13, Pool #252061	103,278
183,399	5.500%, 4/1/18, Pool #685496	186,124
2,526,444	4.500%, 6/1/19, Pool #780349	2,484,838
263,964	5.000%, 8/1/20, Pool #832058	264,223
470,545	5.000%, 8/1/20, Pool #838787	471,006
1,121,195	5.500%, 11/1/20, Pool #843972	1,136,155
1,270,782	5.500%, 12/1/20, Pool #831138	1,287,738
960,864	5.500%, 5/1/21, Pool #895628	973,685
634,512	5.500%, 6/1/21, Pool #831526	642,817
143,113	5.000%, 5/1/22, Pool #256716	143,270
2,266,499	6.000%, 7/1/22, Pool #944967	2,319,643
2,482,889	6.000%, 9/1/22, Pool #907006	2,541,107
4,445,439	6.000%, 11/1/22, Pool #948159	4,549,674
1,444,364	5.000%, 9/1/25, Pool #255892	1,424,310
4,021,226	5.500%, 2/1/27, Pool #256600	4,039,299
719,944	6.500%, 1/1/35, Pool #809198	742,037
5,082,974	5.500%, 3/1/35, Pool #787561	5,079,873
4,346,207	5.500%, 4/1/35, Pool #822982	4,346,447
389,254	6.000%, 4/1/35, Pool #735503	396,062
897,325	7.000%, 6/1/35, Pool #830686	936,798
591,196	7.000%, 6/1/35, Pool #255820	617,202
2,358,708	5.500%, 10/1/35, Pool #817568	2,357,269
1,127,458	5.500%, 2/1/36, Pool #831295	1,126,770
1,881,307	5.500%, 2/1/36, Pool #256101	1,880,159
1,685,953	6.500%, 3/1/36, Pool #866062	1,733,231
2,801,697	5.621%, 5/1/36, Pool #871259*	2,796,948
2,674,484	5.436%, 6/1/36, Pool #905183*	2,684,260
1,419,888	6.500%, 7/1/36, Pool #885493	1,459,705
616,587	5.500%, 12/1/36, Pool #922224	615,921
9,580,661	5.500%, 1/1/37, Pool #256552	9,570,309
3,926,090	6.000%, 4/1/37, Pool #256674	3,987,174
2,855,283	6.000%, 4/1/37, Pool #914725	2,899,708
4,285,085	6.000%, 7/1/37, Pool #256800	4,351,756
7,300,000	5.920%, 12/1/37, Pool #966223*	7,377,519

		77,526,315

	Government National Mortgage Association (1.5%)
6,796,744	5.000%, 1/15/38(c)	6,696,914

	Total Mortgage-Backed Securities (Cost $176,320,677)	178,136,435

MUNICIPAL BONDS (6.5%)
	California (1.1%)
5,255,000	Fresno, CA, County Pension Obligation Revenue Bonds, Series A (FGIC), 4.198%, 8/15/13	5,061,090

	Florida (1.2%)
1,185,000	Gainesville, FL, Post Employment Benefits Pension Revenue Bonds, Retiree Health Care Plan (MBIA), 4.680%, 10/1/13	1,183,614
2,480,000	Gainesville, FL, Post Employment Benefits Pension Revenue Bonds, Retiree Health Care Plan (MBIA), 4.710%, 10/1/14	2,462,566
665,000	Palm Beach County, FL, Refunding Land Acquisition G.O., 5.735%, 6/1/12	698,622
945,000	Palm Beach County, FL, Refunding Land Acquisition G.O., 5.784%, 6/1/13	999,923

		5,344,725

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Illinois (0.5%)
$2,100,000	Chicago, IL, Public Improvements G.O., Series B, OID (XLCA), 5.250%, 1/1/12	$2,156,301

	Maryland (1.0%)
4,250,000	Howard County, MD, Construction Public Improvements Refunding G.O., Series B, 5.000%, 2/15/11	4,486,470

	Michigan (0.8%)
3,570,000	Michigan Municipal Bond Authority, Refunding School Loan Revenue Bonds (FGIC), 5.222%, 6/1/14	3,605,878

	Mississippi (0.4%)
1,800,000	Mississippi State, Small Enterprises G.O., Series C, 4.750%, 12/1/11	1,837,242

	New York (0.6%)
2,770,000	New York City Transitional Finance Authority, NY, Public Improvements Revenue Bonds, Series D-TXBL, OID, 4.800%, 2/1/13	2,817,478

	North Carolina (0.3%)
1,570,000	North Carolina State, Public Improvements G.O., Series A, 5.000%, 3/1/10	1,633,758

	South Carolina (0.3%)
1,410,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue Bonds, Series A, Prerefunded 10/1/09 @ 101 (AMBAC), 5.500%, 10/1/15	1,482,728

	Wisconsin (0.3%)
1,325,000	Wisconsin State General Pension Funding Revenue Bonds, Series A, OID (FSA), 4.800%, 5/1/13	1,333,838

	Total Municipal Bonds (Cost $29,139,407)	29,759,508

U.S. GOVERNMENT AGENCIES (7.7%)
	Federal Home Loan Bank (3.3%)
9,960,000	5.000%, 9/14/12	10,408,987
4,185,000	5.250%, 9/13/13	4,438,552

		14,847,539

	Federal Home Loan Mortgage Corp. (1.6%)
2,884,000	5.125%, 7/15/12	3,031,410
3,894,000	4.875%, 11/15/13	4,060,402

		7,091,812

	Federal National Mortgage Association (2.8%)
4,296,000	6.125%, 3/15/12	4,667,338
7,500,000	4.875%, 5/18/12	7,792,688
355,000	4.625%, 10/15/14	364,384

		12,824,410

	Total U.S. Government Agencies (Cost $33,437,488)	34,763,761

U.S. TREASURY NOTES (10.8%)
2,494,000	4.000%, 2/15/14	2,547,973
4,988,000	4.250%, 8/15/14(b)	5,157,512
39,091,000	4.750%, 8/15/17	41,286,819

	Total U.S. Treasury Notes (Cost $48,083,279)	48,992,304

Shares
INVESTMENT COMPANY (0.3%)
1,257,188	Federated Treasury Obligations Fund, Institutional Shares	1,257,188

	Total Investment Company (Cost $1,257,188)	1,257,188

Total Investments — 103.1% (Cost $463,016,731)		468,401,763
Net Other Assets (Liabilities) — (3.1)%		(13,987,488)

NET ASSETS — 100.0%		$454,414,275

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.1%)
	Kentucky (96.1%)
$160,000	Bell County, KY, Public Properties Corp., First Mortgage-Judicial Center Project Revenue, Prerefunded 3/1/11 @ 102, 5.400%, 3/1/13	$173,558
310,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvement Revenue (FGIC), 4.375%, 9/1/17	316,659
90,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series C, Callable 9/1/14 @ 100 (FSA), 4.000%, 9/1/15	92,527
225,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	232,432
405,000	Kentucky Area Development Districts Financing, Certificates of Participation, Series L, Callable 5/1/16 @ 100, 5.150%, 5/1/36	407,021
250,000	Kentucky Area Development Districts Financing, Certificates of Participation, Series M, Callable 11/13/07 @ 100, 4.300%, 8/1/09	250,083
205,000	Kentucky Area Development Districts Financing, City of Ewing, Series E, Callable 6/1/10 @ 102 (Wachovia Bank N.A.), 5.400%, 6/1/14	216,535
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit, First Series (MBIA), 4.500%, 9/1/17	531,275
500,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (MBIA), 5.000%, 5/1/13	538,520
455,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (FGIC), 5.000%, 10/1/15	492,442
650,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Series B, Callable 10/01/17 @ 100, 5.000%, 10/1/21	697,125
510,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Revenue, Series A, Prerefunded 6/1/10 @ 101, OID, 5.750%, 12/1/15	545,338
700,000	Kentucky State Property & Buildings Commission, Project No. 66 Revenue, Series A, Prerefunded 5/1/10 @ 100 (MBIA), OID, 5.500%, 5/1/15	737,177
500,000	Kentucky State Property & Buildings Commission, Project No. 67 Refunding Revenue, Prerefunded 9/1/10 @ 100, 5.500%, 9/1/12	530,200
180,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.250%, 8/1/10	189,486
540,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.500%, 8/1/11	582,039
400,000	Kentucky State Property & Buildings Commission, Project No. 71 Public Improvements Revenue, Escrowed To Maturity, 5.500%, 8/1/11	431,604
250,000	Kentucky State Property & Buildings Commission, Project No. 72 Revenue, Prerefunded 10/1/11 @ 100 (MBIA), 5.375%, 10/1/14	269,518
500,000	Kentucky State Property & Buildings Commission, Project No. 72 Revenue, Prerefunded 10/1/11 @ 100 (MBIA), 5.375%, 10/1/15	539,035
200,000	Kentucky State Property & Buildings Commission, Project No. 73 Road Funding Revenue, 5.250%, 11/1/11	213,778
500,000	Kentucky State Property & Buildings Commission, Project No. 74 Revenue, Prerefunded 2/1/12 @ 100 (FSA), 5.375%, 2/1/14	540,310
470,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	534,836
500,000	Kentucky State Property & Buildings Commission, Project No. 79 Revenue, Prerefunded 10/1/13 @ 100 (MBIA), 5.125%, 10/1/16	546,315
265,000	Kentucky State Property & Buildings Commission, Project No. 79 Revenue, Prerefunded 10/1/13 @ 100 (MBIA), 5.000%, 10/1/22	287,827
500,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	537,600
385,000	Kentucky State Property & Buildings Commission, Project No. 85 Revenue, Prerefunded 8/1/15 @ 100 (FSA), 5.000%, 8/1/21	423,161
300,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	328,011
400,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	436,348
170,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/15	191,422
95,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (MBIA), 4.250%, 7/1/15	99,409
150,000	Louisville & Jefferson County, KY, Metropolitan Government G.O., Series A, 4.000%, 11/1/13	155,548
400,000	Louisville & Jefferson County, KY, Metropolitan Government, Norton Healthcare, Inc. Refunding Revenue, Callable 10/1/16 @ 100, 5.000%, 10/1/30	380,660
955,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drainage Systems Revenue, Series A, Callable 11/15/11 @ 101 (MBIA), OID, 5.000%, 5/15/36	975,695
350,000	Louisville, KY, Parking Authority Revenue, Callable 7/1/07 @ 100, 7.500%, 7/1/09	372,827

Continued

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$250,000	University of Kentucky, Construction of Educational Buildings Revenue, Series Q, 5.000% 5/1/10	$260,315
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	383,850

	Total Municipal Bonds (Cost $14,165,313)	14,440,486

INVESTMENT COMPANY (1.4%)
218,765	Federated Tax-Free Obligations Fund, Institutional Service Class	218,765

	Total Investment Company (Cost $218,765)	218,765

Total Investments — 97.5% (Cost $14,384,078)		14,659,251
Net Other Assets (Liabilities) — 2.5%		373,771

NET ASSETS — 100.0%		$15,033,022

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (94.2%)
	District of Columbia (7.9%)
$500,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (MBIA), 5.000%, 7/1/12	$534,415
320,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (MBIA), 5.000%, 1/1/14	346,135

		880,550

	Maryland (86.3%)
235,000	Anne Arundel County, MD, Construction & General Improvements G.O., Callalbe 3/1/16 @ 100, 5.000%, 3/1/17	257,863
55,000	Anne Arundel County, MD, Construction Water & Sewer Refunding G.O., 5.000%, 3/1/13	59,425
400,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/13	433,344
140,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/15	151,670
70,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 70th Issue G.O., 5.000%, 9/1/16	77,788
315,000	Baltimore, MD, Water Project, Unrefunded Revenue, Series A (FGIC), OID, 5.000%, 7/1/24	340,865
375,000	Carroll County, MD, Public Improvements Refunding G.O., 5.000%, 11/1/15	415,399
250,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 12/1/15	277,040
380,000	Frederick County, MD, Public Facilities Refunding G.O., 5.000%, 8/1/14	416,947
250,000	Harford County, MD, Construction & Public Improvements G.O., 5.000%, 12/1/17	278,568
180,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Medical Center Revenue, Callable 7/1/08 @ 101 (FSA), OID, 5.125%, 7/1/33	182,972
50,000	Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital Revenue, Series A, Callable 7/1/17 @ 100, 5.000%, 7/1/20	49,770
340,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue, Callable 7/1/12 @ 100 (AMBAC), OID, 5.125%, 7/1/12	366,931
400,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue, Callable 7/1/27 @ 100 (AMBAC), OID, 5.000%, 7/1/27	432,500
40,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 11/13/07 @ 100, OID, 5.500%, 7/1/13	41,247
385,000	Maryland Health & Higher Educational Facilities Authority, MD Institutional College of Art Revenue, OID, 4.375%, 6/1/13	385,042
85,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health, Inc. Refunding Revenue, 5.000%, 8/15/12	87,108
75,000	Maryland Health & Higher Educational Facilities Authority, Mercy Medical Center, Series A, 4.000%, 7/1/08	74,959
250,000	Maryland Health & Higher Educational Facilities Authority, Mercy Medical Center, Series A, Callable 7/1/17 @ 100, OID, 4.500%, 7/1/18	239,097
100,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical, Prerefunded 7/1/11 @ 100, OID, 5.250%, 7/1/34	106,942
225,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	255,242
500,000	Maryland State Economic Development Corp. Student Housing Revenue, University of Maryland College Park Project, Prerefunded 6/1/13 @100, 6.000%, 6/1/21	566,235
300,000	Maryland State Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	309,288
305,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	336,943
380,000	Maryland State, State & Local Facilities Loan Cash Flow Management G.O., Second Series, 5.000%, 8/1/11	404,035
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.500%, 3/1/12	544,770
20,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Prerefunded 2/1/12 @ 101, 5.000%, 2/1/22	21,543
400,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	441,500
320,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	356,048
500,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14	549,290
555,000	University System of Maryland, Auxiliary Facilities and Tuition Refunding Revenue, Series A, 5.000%, 4/1/15	611,233
75,000	University System of Maryland, Auxiliary Refunding Revenue, Series A, 5.000%, 4/1/13	81,266
100,000	Washington County, MD, Public Improvements, G.O. (FGIC), Callable 11/13/07 @ 100, 4.800%, 1/1/08	100,000
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	295,265
100,000	Washington Suburban Sanitation District, MD, Water Supply Refunding G.O., Prerefunded 6/1/11 @ 100, OID, 4.700%, 6/1/18	105,081

		9,653,216

	Total Municipal Bonds (Cost $10,293,369)	10,533,766

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (3.5%)
388,153	Federated Maryland Municipal Cash Trust	$388,153

	Total Investment Company (Cost $388,153)	388,153

Total Investments — 97.7% (Cost $10,681,522)		10,921,919
Net Other Assets (Liabilities) — 2.3%		257,505

NET ASSETS — 100.0%		$11,179,424

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.0%)
	North Carolina (98.0%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,085,710
370,000	Albemarle, NC, Healthcare Facilities Refunding Revenue, OID, 4.500%, 10/1/11	372,771
265,000	Albemarle, NC, Hospital Authority Revenue, OID, 4.500%, 10/1/12	265,546
1,000,000	Appalachian State University, NC, Refunding Revenue, Callable 7/15/15 @ 100 (MBIA), 5.250%, 7/15/20	1,086,260
1,150,000	Bladen County, NC, School Improvements G.O., Prerefunded 5/1/10 @ 101.50 (FSA), 5.600%, 5/1/13	1,230,500
1,205,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,283,711
1,050,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	1,113,315
1,000,000	Brunswick County, NC, Enterprise Systems Revenue, Series A, Callable 4/1/14 @ 100 (FSA), 5.250%, 4/1/17	1,090,270
1,460,000	Charlotte, NC, Public Improvements G.O., 5.500%, 6/1/09	1,510,837
1,850,000	Charlotte, NC, Refunding G.O., Callable 2/1/08 @ 102, 5.250%, 2/1/15	1,890,108
2,285,000	Charlotte, NC, Refunding G.O., Series B, 5.000%, 6/1/15	2,520,149
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,063,480
2,610,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Revenue, Series A, Prerefunded 1/15/15 @ 100, OID, 5.000%, 1/15/45	2,843,856
510,000	Chatham County, NC, School Improvements Certificates of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/24	532,772
690,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/12	739,480
3,590,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/13	3,888,437
2,565,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/14	2,801,083
1,055,000	Cumberland County, NC, School Improvements G.O., 5.500%, 3/1/09	1,085,458
1,280,000	Durham, NC, Refunding G.O., 5.000%, 2/1/13	1,384,026
1,000,000	Durham, NC, Refunding G.O., 5.000%, 4/1/15	1,101,320
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,065,830
1,000,000	Forsyth County, NC, School Improvements G.O., Callable 7/1/17 @ 100, 5.000%, 7/1/25	1,065,370
1,000,000	Gastonia, NC, Combined Utilities System Refunding Revenue (MBIA), 5.000%, 5/1/10	1,042,180
1,455,000	Greenville, NC, Greenville Enterprise Systems Refunding Revenue (FSA), 5.500%, 9/1/10	1,544,031
2,000,000	Guilford County, NC, Public Improvements G.O., Series B, 5.000%, 10/1/09	2,070,040
2,030,000	Guilford County, NC, Public Improvements G.O., Series B, Prerefunded 10/1/10 @ 102, OID, 5.250%, 10/1/15	2,182,534
1,395,000	Harnett County, NC, Custody Receipts Refunding G.O., Callable 6/1/14 @ 100 (AMBAC), 5.000%, 6/1/20	1,495,091
2,220,000	Harnett County, NC, School Improvements Certificates of Participation, Series A, Callable 12/1/17 @ 100 (FSA), 5.000%, 12/1/21	2,362,768
185,000	High Point, NC, Combined Enterprise System Revenue, Callable 11/1/16 @ 100 (FSA), OID, 4.200%, 11/1/18	190,052
1,180,000	Iredell County Public Facilities Corp., NC, School Projects Revenue, Prerefunded 6/1/10 @ 101 (AMBAC), 6.000%, 6/1/14	1,270,294
1,070,000	Johnston County Finance Corp., NC, School & Museum Projects Revenue, Prerefunded 8/1/09 @ 101 (FSA), 5.500%, 8/1/10	1,121,414
1,000,000	Johnston County, NC, Public Improvements Callable 2/1/17 @ 100 (FGIC), 5.000%, 2/1/24	1,069,210
2,010,000	Johnston County, NC, Public Improvements G.O., Callable 2/1/17 @ 100 (FGIC), 5.000%, 2/1/20	2,187,302
1,000,000	Johnston County, NC, School Improvements G.O., Prerefunded 3/1/10 @ 101 (FGIC), 5.500%, 3/1/10	1,059,440
100,000	Lincoln County, NC, Middle School Project Certificates of Participation (FSA), 5.000%, 6/1/16	108,812
715,000	Monroe, NC, Combined Enterprise System Revenue, Series A (Assured Guaranty), 4.000%, 3/1/16	732,353
600,000	Monroe, NC, Combined Enterprise System Revenue, Series A (Assured Guaranty), 4.000%, 3/1/17	610,446
335,000	Monroe, NC, Combined Enterprise System Revenue, Series A (Assured Guaranty), 5.000%, 3/1/18	366,493
1,500,000	Mooresville, NC, Telecommunications Improvements Certificates of Participation, 5.000%, 9/1/13	1,599,030
1,570,000	Mooresville, NC, Telecommunications Improvements Certificates of Participation, 5.000%, 9/1/16	1,685,144
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 10/1/09 @ 101 (MBIA), 5.250%, 10/1/12	1,042,110
1,750,000	New Hanover County, NC, Refunding G.O., Callable 11/1/13 @ 100, 5.000%, 11/1/14	1,899,835
455,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, 4.250%, 10/1/15	437,510
250,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.000%, 10/1/12	243,235
235,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/13	228,420
385,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/14	371,544

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,250,000	North Carolina Eastern Municipal Power Agency, NC, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	$2,426,558
750,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Prerefunded 1/1/17 @ 100, OID, 5.000%, 1/1/17	816,465
2,920,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Prerefunded 1/1/22 @ 100, OID, 4.500%, 1/1/24	3,032,303
2,265,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, Callable 1/1/21 @ 100, OID, 6.400%, 1/1/21	2,739,812
210,000	North Carolina Medical Care Commission, Arbor Acres Unlimited Refunding Revenue, 4.500%, 1/1/17	205,739
1,325,000	North Carolina Medical Care Commission, Carolina Medicorp Project Revenue, Callable 11/13/07 @ 100, OID, 5.250%, 5/1/09	1,327,054
530,000	North Carolina Medical Care Commission, Gaston Memorial Hospital Project Refunding Revenue, Callable 11/13/07 @ 101, OID, 5.400%, 2/15/11	530,928
2,130,000	North Carolina Medical Care Commission, Gaston Memorial Hospital Project Refunding Revenue, Callable 11/13/07 @ 101, OID, 5.500%, 2/15/15	2,132,982
1,180,000	North Carolina Medical Care Commission, Health Care & Housing Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,188,083
1,000,000	North Carolina Medical Care Commission, NC, Health Care Facilities Revenue, Stanly Memorial Hospital Project, Callable 10/1/09 @ 101 OID, 6.250%, 10/1/19	1,034,540
1,000,000	North Carolina Medical Care Commission, NC, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,009,960
335,000	North Carolina Medical Care Commission, Pitt County Hospital Refunding Revenue, Series A, Prerefunded 12/1/08 @ 101, 5.250%, 12/1/13	345,110
750,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Refunding Revenue, Callable 11/13/07 @ 101 (AMBAC), OID, 5.450%, 10/1/08	758,828
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,153,456
255,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Callable 1/1/13 @ 100 (AMBAC-TCRS), OID, 5.500%, 1/1/13	275,020
105,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Revenue, Callable 1/1/20 @ 100, OID, 5.000%, 1/1/20	114,915
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,099,510
4,240,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	4,711,700
1,000,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (MBIA), 5.000%, 3/1/16	1,099,510
1,000,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (MBIA), 5.000%, 3/1/17	1,101,620
1,000,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (MBIA), 5.000%, 3/1/18	1,092,750
965,000	Onslow County, NC, School Improvements G.O., Callable 6/1/16 @ 100 (MBIA), OID, 4.500%, 6/1/24	977,796
395,000	Onslow Water & Sewer Authority, NC, Combined Enterprise System Revenue, Series A (MBIA), 4.000%, 6/1/13	405,878
500,000	Onslow Water & Sewer Authority, NC, Combined Enterprise System Revenue, Series A (MBIA), 5.000%, 6/1/17	546,775
510,000	Onslow Water & Sewer Authority, NC, Combined Enterprise System Revenue, Series A (MBIA), 5.000%, 6/1/18	556,538
1,040,000	Pasquotank County, NC, Refunding Certificates of Participation (MBIA), 5.250%, 6/1/18	1,156,386
1,385,000	Piedmont Triad Airport Authority, NC, Refunding Revenue, Series A, Prerefunded 7/1/09 @ 101 (FSA), 6.375%, 7/1/16	1,466,521
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 11/13/07 @ 101, OID, 5.500%, 12/1/15	2,662,674
745,000	Pitt County, NC, School Facilities Project Refunding Certificates of Participation, Series B (AMBAC), 5.000%, 4/1/13	797,947
1,750,000	Randolph County, NC, Public Improvements Certificates of Participation, Prerefunded 6/1/09 @ 101 (FSA), OID, 5.300%, 6/1/13	1,821,645
520,000	Randolph County, NC, School Improvements Certificates of Participation (AMBAC), 4.250%, 2/1/17	535,319
140,000	Randolph County, NC, School Improvements Certificates of Participation (AMBAC), 4.000%, 2/1/15	142,916
735,000	Rutherford County, NC, Refunding Certificates of Participation, Callable 9/1/12 @ 101 (AMBAC), 5.000%, 9/1/18	778,777
1,360,000	Union County, NC, School Improvements G.O., Series D (MBIA), 5.000%, 3/1/14	1,485,854
110,000	University of North Carolina at Charlotte, Series B, Callable 4/1/17 @ 100 (FSA), 5.000%, 4/1/32	115,220
805,000	University of North Carolina, System Pool Revenue, Series A (AMBAC), 5.000%, 4/1/14	874,101
3,000,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	3,211,740
1,310,000	Wake County, NC, Public Improvements G.O., Callable 3/1/08 @ 102, OID, 4.600%, 3/1/13	1,338,977
1,900,000	Wake County, NC, School Improvements G.O., Callable 5/1/15 @ 100, 5.000%, 5/1/21	2,029,808

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Wake County, NC, School Improvements G.O., Prerefunded 2/1/10 @ 100.50, 5.300%, 2/1/11	$1,048,920
2,175,000	Wake County, NC, Wake County Hospital Revenue, Callable 10/1/13 @ 100 (MBIA), OID, 5.125%, 10/1/13	2,380,037
2,530,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	2,760,002
1,065,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Callable 6/1/15 @ 100, 5.000%, 6/1/20	1,141,414

	Total Municipal Bonds (Cost $111,386,583)	114,371,665

INVESTMENT COMPANY (3.7%)
4,324,384	BlackRock North Carolina Municipal Money Market Portfolio, Institutional Class	4,324,384

	Total Investment Company (Cost $4,324,384)	4,324,384

Total Investments — 101.7% (Cost $115,710,967)		118,696,049
Net Other Assets (Liabilities) — -1.7%		(1,959,912)

NET ASSETS — 100.0%		$116,736,137

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.0%)
	South Carolina (97.0%)
$155,000	Anderson County School District No. 4, SC, G.O., Callable 3/1/16 @ 100 (FSA, SCSDE), 4.500%, 3/1/23	$157,108
90,000	Beaufort County School District, SC, Refunding G.O., Series A (SCSDE), 5.000%, 3/1/13	97,151
215,000	Beaufort County School District, SC, Refunding G.O., Series A, Callable 3/1/15 @ 100 (SCSDE), 5.000%, 3/1/19	230,990
300,000	Beaufort County, SC, Refunding G.O., Series B, Callable 3/1/16 @ 100 (MBIA, State Aid Withholding), 5.000%, 3/1/21	320,709
345,000	Berkeley County, SC, Water & Sewer Systems Improvements Revenue, Series A, Callable 6/1/15 @ 100 (FSA), 5.000%, 6/1/21	366,155
300,000	Berkeley County, SC, Water & Sewer Systems Improvements Revenue, Series A, Callable 6/1/15 @ 100 (FSA), 5.000%, 6/1/24	314,565
165,000	Charleston County School District Development Corp., SC, Refunding G.O., Series B, Callable 2/1/12 @ 100 (SCSDE), 5.000%, 2/1/19	173,567
15,000	Charleston County, SC, Transition Sales Tax G.O., Callable 11/1/15 @ 100 (State Aid Withholding), 4.625%, 11/1/27	15,211
185,000	Charleston, SC, Refunding and Capital Improvements Revenue, 5.125%, 1/1/12	197,913
570,000	Charleston, SC, Waterworks & Sewer Systems Refunding Revenue, Callable 1/1/11 @ 101, 5.250%, 1/1/14	605,996
500,000	Clover School District No. 2, SC, G.O., Series A, Callable 3/1/17 @ 100 (FSA, SCSDE), 4.500%, 3/1/24	504,085
175,000	College of Charleston, SC, Higher Education Facility Revenue, Series C, Callable 4/1/17 @ 100 (XLCA), 5.000%, 4/1/22	184,803
85,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/16	84,557
190,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	187,771
500,000	Florence County, SC, McLeod Regional Medical Center Project Refunding Revenue, Series A, Callable 11/1/08 @ 102 (MBIA), 5.250%, 11/1/11	518,375
100,000	Florence, SC, New Public Housing Authority Revenue, Callable 2/1/08 @ 100 (U.S. Government Guaranteed), 5.750%, 8/1/10	105,762
750,000	Fort ML School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	797,707
1,060,000	Georgetown County School District, SC, Refunding G.O., Series B, Callable 3/1/12 @ 102 (FSA, SCSDE), 5.000%, 3/1/18	1,135,589
375,000	Georgetown County School District, SC, School Improvements G.O., Prerefunded 3/1/11 @ 100 (SCSDE), 5.750%, 3/1/13	404,149
380,000	Greenville, SC, Waterworks Revenue, Callable 2/1/13 @ 100, 5.250%, 2/1/19	409,610
550,000	Horry County School District, SC, School Improvements G.O., Series A (SCSDE), 5.000%, 3/1/11	580,805
250,000	Horry County School District, SC, School Improvements G.O., Series A, Callable 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	268,717
305,000	Kershaw County, SC, Facilities Improvements G.O., Series A, Callable 2/8/08 @ 101 (FSA, State Aid Withholding), 4.000%, 4/1/13	305,512
475,000	Lancaster County, SC, Edenmoor Improvements District, Special Assessment, Series A, Callable 12/1/16 @ 101, 5.750%, 12/1/37	418,100
195,000	Laurens County School District No. 55, SC, Refunding Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	192,198
275,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	287,301
510,000	Lexington County, SC, Health Services District Income Hospital Revenue, Prerefunded 11/1/13 @ 100, OID, 5.500%, 11/1/32	563,938
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	557,415
300,000	Medical University of South Carolina, Hospital Facilities Revenue, Prerefunded 7/1/09 @ 101, OID, 5.700%, 7/1/12	314,301
15,000	Newberry County, SC, School Project Revenue, Callable 12/1/15 @ 100 (Assured Guaranty), 5.250%, 12/1/21	16,300
55,000	Orangeburg Joint Governmental Action Authority, Orangeburg County, SC, Public Improvements Revenue (MBIA), 5.000%, 4/1/10	57,191
175,000	Orangeburg Joint Governmental Action Authority, Orangeburg County, SC, Public Improvements Revenue (MBIA), 5.000%, 10/1/12	187,574
400,000	Richland County, SC, Environmental Improvements Refunding Revenue, Series A, 4.600%, 9/1/12	399,644
200,000	Richland County, SC, Public Improvements G.O., Series C, 4.000%, 3/1/14	206,090
385,000	Richland County, SC, School District No. 2, School Improvements G.O., Series B, Callable 5/1/17 @ 100 (MBIA, SCSDE), 5.000%, 5/1/20	416,905
400,000	Scago Educational Facilities Corporation for Colleton School District, SC, Pickens County Project Revenue (FSA), 5.000%, 12/1/14	433,804
500,000	South Carolina Jobs-Economic Development Authority, Anderson Area Medical Center Revenue, Callable 2/1/09 @ 101 (FSA), 5.500%, 2/1/11	517,020
200,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	210,768
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/10 @ 101 (MBIA), 5.500%, 1/1/11	157,891

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$600,000	South Carolina State Public Service Authority, Public Improvements Revenue, Series A, Callable 1/1/14 @ 100 (AMBAC), 5.000%, 1/1/20	$637,896
95,000	South Carolina State Public Service Authority, Public Improvements Revenue, Series A, Callable 1/1/14 @ 100 (FSA), 5.000%, 1/1/17	101,222
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	555,870
225,000	South Carolina, State Highway Refunding G.O., Series A, Callable 8/1/15 @ 100, 4.250%, 8/1/17	233,836
150,000	South Carolina, State University Improvements G.O., Series C, Callable 12/1/11 @ 101, 4.600%, 12/1/12	158,947
20,000	South Carolina, State University Improvements G.O., Series D, Callable 10/1/16 @ 100, OID (State Aid Withholding), 4.000%, 10/1/18	20,314
525,000	Spartanburg County School District No. 5, SC, School Improvements G.O. (SCSDE), 5.250%, 5/1/10	550,678
60,000	Spartanburg, SC, Waterworks Refunding Junior Lien Revenue (FSA), 5.250%, 6/1/11	64,009
100,000	Sumter, SC, Waterworks & Sewer System Improvements Revenue Bonds, Callable 12/1/17 @ 100 (XLCA), 5.000%, 12/1/19	107,608
670,000	Sumter, SC, Waterworks & Sewer System Improvements Revenue Bonds, Callable 12/1/17 @ 100 (XLCA), 5.000%, 12/1/23	706,408

	Total Municipal Bonds (Cost $15,770,081)	16,040,035

Shares
INVESTMENT COMPANY (1.0%)
167,769	Federated Tax-Free Obligations Fund, Institutional Service Class	167,769

	Total Investment Company (Cost $167,769)	167,769

Total Investments — 98.0% (Cost $15,937,850)		16,207,804
Net Other Assets (Liabilities) — 2.0%		325,144

NET ASSETS — 100.0%		$16,532,948

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.1%)
	District of Columbia (2.1%)
$1,615,000	Washington Metropolitan Area Transit Authority, Refunding Revenue (FGIC), 6.000%, 7/1/09	$1,679,277

	Virginia (94.0%)
1,000,000	Alexandria, VA, Construction & Public Improvements G.O., 5.000%, 1/1/13	1,080,160
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,109,800
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,113,190
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Revenue, 5.500%, 7/1/10	1,039,450
1,000,000	Arlington County, VA, Public Improvements G.O., Prerefunded 6/1/09 @ 100 (State Aid Withholding), 5.125%, 6/1/11	1,029,510
1,095,000	Arlington County, VA, Refunding & Improvements G.O., Callable 5/15/14 @ 100, 5.000%, 5/15/15	1,194,251
380,000	Chesapeake, VA, Refunding Public Improvements G.O., 5.000%, 5/1/11	402,435
2,500,000	Chesterfield County, VA, Industrial Development Authority, Electric & Power Co. Revenue, Callable 11/8/07 @ 100.50, 5.500%, 10/1/09	2,516,375
3,440,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	3,752,077
350,000	Chesterfield County, VA, Refunding Public Improvements G.O., Callable 1/1/14 @ 100, 4.000%, 1/1/17	357,115
1,000,000	Fairfax County, VA, Economic Development Authority, Parking Facility Improvements, Vienna II Metrorail Revenue, 1st Series, Prerefunded 9/1/09 @ 102, OID, 5.250%, 9/1/10	1,055,470
1,000,000	Henrico County, VA, Water & Sewer Refunding Revenue, Callable 5/1/09 @ 102, 5.250%, 5/1/11	1,045,950
605,000	Leesburg, VA, Public Utilities G.O., Callable 7/1/16 @ 100 (MBIA), 4.750%, 7/1/23	630,779
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B, 5.000%, 12/1/14	1,101,740
2,040,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	2,274,233
1,000,000	Loudoun County, VA, Public Improvements, Series B, 5.000%, 12/1/15	1,109,480
1,000,000	Loudoun County, VA, Sanitation Authority, Water Utility Improvements Revenue (FSA), 5.750%, 1/1/11	1,073,580
1,240,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,361,222
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,128,300
1,000,000	Newport News, VA, School Improvements G.O., Series A, Prerefunded 5/1/10 @ 102, OID, 5.500%, 5/1/13	1,071,490
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 11/1/08 @ 101 (FSA), 5.125%, 11/1/11	1,057,110
1,065,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 3/1/11 @ 102 (MBIA, State Aid Withholding), 5.625%, 3/1/15	1,157,687
1,000,000	Portsmouth, VA, Public Utility Refunding G.O., Series B, Callable 4/1/15 @ 100 (MBIA), 5.000%, 4/1/21	1,067,990
595,000	Portsmouth, VA, Public Utility Refunding G.O., Series B, Callable 4/1/15 @ 100 (MBIA), 5.000%, 4/1/22	633,110
950,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	1,039,718
1,160,000	Richmond, VA, Public Utility Refunding Revenue, Callable 1/15/17 @ 100 (FSA), 4.500%, 1/15/22	1,186,808
1,395,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (FSA), 5.000%, 1/15/17	1,528,111
2,925,000	Spotsylvania County, VA, Refunding G.O. (FSA), 5.500%, 7/15/12	3,206,941
515,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Assocation Counties Program Revenue (XLCA), 4.000%, 8/1/15	523,348
720,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Assocation Counties Program Revenue (XLCA) OID, 4.000%, 8/1/17	722,714
700,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Assocation Counties Program Revenue (XLCA) OID, 4.000%, 8/1/18	694,253
1,500,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (MBIA), 5.000%, 2/1/16	1,649,205
2,450,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (MBIA), 5.000%, 2/1/17	2,699,312
80,000	University of Virginia, General University Revenue, Series B, Callable 6/1/13 @ 100, 5.000%, 6/1/22	84,377
1,000,000	Upper Occoquan, VA, Sewer Authority, Refunding Revenue, Callable 7/1/15 @ 100 (FSA), 5.000%, 7/1/25	1,049,700
2,500,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 3/1/10 @ 101 (State Aid Withholding), OID, 5.250%, 3/1/11	2,635,075
585,000	Virginia College Building Authority, 21st Century College & Equipment Program Revenue, 5.000%, 2/1/10	607,563
1,610,000	Virginia College Building Authority, 21st Century College & Equipment Program Revenue, Series B, Callable 2/1/17 @ 100, 5.000%, 2/1/18	1,764,834

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	$ 2,179,920
1,000,000	Virginia College Building Authority, Hampton University Project Revenue, 5.500%, 4/1/10	1,049,500
550,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/11 @ 100, 5.000%, 9/1/19	585,932
1,000,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,058,720
1,800,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series B (State Aid Withholding), 4.250%, 9/1/17	1,882,296
1,035,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program Revenue, Series B, 5.750%, 5/15/09	1,073,088
635,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, 5.000%, 8/1/12	681,615
2,240,000	Virginia Public Building Authority, VA, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,377,536
1,450,000	Virginia Public Building Authority, VA, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (MBIA), 5.000%, 8/1/18	1,585,459
490,000	Virginia Public School Authority, Refunding School Financing 1997 Revenue, Series D (State Aid Withholding), 5.250%, 2/1/12	528,112
25,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series A, 5.250%, 8/1/17	28,132
2,660,000	Virginia Public School Authority, School Financing G.O., Series B, Callable 8/1/11 @ 101 (State Aid Withholding), OID, 3.000%, 8/1/20	2,355,217
590,000	Virginia Public School Authority, School Financing G.O., Series B, Prerefunded 8/1/09 @ 101 (State Aid Withholding), OID, 5.250%, 8/1/10	615,801
1,000,000	Virginia Public School Authority, Unrefunded Balance Refunding School Financing Revenue, Series I, 5.250%, 8/1/10	1,054,230
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,150,830
990,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	1,109,156
2,080,000	Virginia State, Refunding G.O., Series B, 5.000%, 6/1/14	2,278,266
500,000	Watkins Centre Community Development Authority, VA, Transit Improvements Revenue, Callable 3/1/15 @ 100, OID, 5.400%, 3/1/20	482,250
1,440,000	Winchester, VA, Public Improvements G.O., Callable 11/1/15 @ 100 (FGIC), 5.000%, 11/1/22	1,534,939

		72,365,462

	Total Municipal Bonds (Cost $71,789,317)	74,044,739

Shares
INVESTMENT COMPANY (2.8%)
2,108,611	BlackRock Virginia Municipal Money Market Portfolio, Institutional Class	2,108,611

	Total Investment Company (Cost $2,108,611)	2,108,611

Total Investments — 98.9% (Cost $73,897,928)		76,153,350
Net Other Assets (Liabilities) — 1.1%		871,762

NET ASSETS — 100.0%		$77,025,112

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.4%)
	West Virginia (95.4%)
$1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (FGIC), 5.000%, 5/1/16	$1,333,400
470,000	Berkeley County, WV, Public Service Sewer District Refunding Revenue, Series A, Callable 4/1/12 @ 100, 4.650%, 10/1/25	444,305
690,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 10/1/13 @ 100, OID, 4.600%, 10/1/15	686,398
720,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 10/1/13 @ 100, OID, 4.700%, 10/1/16	717,401
500,000	Brooke, Pleasants, Tyler & Wetzel Counties, WV, Housing Revenue, 7.400%, 8/15/10	552,655
1,900,000	Cabell County, WV, Board of Education School Improvements G.O. (MBIA), 5.000%, 5/1/16	2,083,217
465,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue, Callable 4/1/11 @ 100 (FGIC), 7.375%, 4/1/11	521,386
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 12/15/09 @ 103 (FSA), 5.250%, 12/15/18	1,093,242
1,860,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (FGIC), 5.250%, 9/1/19	2,003,090
1,000,000	Fairmont State College, WV, University & College Improvements Revenue, Series B, Callable 6/1/13 @ 100 (FGIC), 5.000%, 6/1/32	1,022,730
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 11/13/07 @ 102 (MBIA), OID, 5.375%, 7/1/13	694,797
1,000,000	Harrison County, WV, Building Commission, Health Care-Maplewood Retirement Revenue, Prerefunded 4/1/08 @ 102 (AMBAC), OID, 5.150%, 4/1/18	1,025,120
235,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.600%, 11/1/12	238,783
335,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.600%, 11/1/13	340,273
275,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.700%, 11/1/14	279,807
690,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	894,054
595,000	Marshall County, WV, Board of Education, Public School Improvements G.O. (MBIA), 4.500%, 5/1/12	623,417
195,000	Marshall County, WV, Board of Education, Public School Improvements G.O. (MBIA), 4.500%, 5/1/13	205,501
1,395,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.000%, 7/1/30	1,292,035
1,395,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Funding Revenue, District A, 5.350%, 6/1/17	1,383,742
800,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/08 @ 102 (MBIA-IBC), OID, 5.000%, 6/1/13	821,904
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (FGIC), 5.000%, 9/1/14	1,286,949
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (FGIC), 5.000%, 9/1/15	1,444,154
150,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Revenue, Series A, Callable 8/1/15 @ 100 (FGIC), 4.500%, 8/1/22	150,472
1,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 11/13/07 @ 100 (AMBAC), 6.150%, 5/1/15	1,137,939
1,290,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @100 (MBIA), 5.000%, 6/1/22	1,376,198
1,385,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 5.000%, 9/1/14	1,509,830
600,000	West Virginia Economic Development Authority, Berkeley Co. Development Authority Refunding Revenue, OID, 4.700%, 2/1/17	589,536
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (MBIA), 5.500%, 6/1/12	2,166,740
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/15	1,092,740
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/18	1,084,180
475,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, 4.750%, 11/1/11	498,892
440,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	453,803
985,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	1,002,838
1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	1,326,275
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (FGIC), 5.000%, 4/1/14	879,901
3,135,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (FGIC), 5.000%, 4/1/23	3,278,144

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$970,000	West Virginia Hospital Finance Authority, Veterans Nursing Home Revenue, Callable 3/1/14 @ 100, 5.500%, 3/1/22	$953,083
400,000	West Virginia Housing Development Fund, Marion Unity Apartments Project Refunding Revenue, Series A, Callable 7/1/11 @ 100, 5.400%, 1/1/16	395,660
415,000	West Virginia Housing Development Fund, Marion Unity Apartments Project Refunding Revenue, Series A, Callable 7/1/11 @ 100, OID, 5.750%, 1/1/29	389,075
1,500,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (FGIC), 5.000%, 7/1/15	1,626,705
2,000,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (FGIC), 5.000%, 7/1/16	2,174,460
2,060,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (FGIC), 5.000%, 7/1/18	2,222,328
550,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.250%, 1/1/14	603,246
520,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.250%, 7/1/14	573,451
1,525,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.250%, 7/1/10	1,597,300
550,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital Revenue, Series A, Callable 2/15/14 @ 100 (FSA), 5.250%, 2/15/18	584,221
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, Callable 9/1/16 @ 100, OID, 6.500%, 9/1/16	760,602
450,000	West Virginia State Hospital Finance Authority, Charleston Medical Center Revenue, Prerefunded 9/1/10 @ 101, OID, 6.750%, 9/1/30	495,238
800,000	West Virginia State Hospital Finance Authority, Department of Health & Human Resource Refunding Revenue, Callable 11/13/07 @ 100 (FSA), 5.000%, 8/1/09	801,080
1,300,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 11/13/07 @ 100 (MBIA), 6.100%, 1/1/18	1,364,233
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (FGIC), 5.000%, 5/15/10	1,038,910
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (FGIC), 5.250%, 5/15/12	1,071,720
700,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (FGIC), 5.250%, 5/15/17	776,811
1,485,000	West Virginia University, Projects Revenue, Series A (MBIA), 5.500%, 4/1/11	1,589,559
1,075,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (FSA), 5.000%, 10/1/26	1,127,729
1,000,000	West Virginia Water Development Authority, Loan Program II Revenue, Series A, Prerefunded 11/1/09 @ 102 (AMBAC), 5.500%, 11/1/18	1,062,980
905,000	West Virginia Water Development Authority, Loan Program II Revenue, Series A-II, Callable 11/1/15 @ 100 (FGIC), 5.000%, 11/1/39	925,544
1,465,000	West Virginia Water Development Authority, Revenue, Series A, Callable 10/1/13 @ 101 (AMBAC), OID, 5.000%, 10/1/28	1,508,847
500,000	West Virginia, State Infrastructure Refunding G.O. (FGIC), 5.000%, 11/1/10	525,100
70,000	West Virginia, State Infrastructure Refunding G.O., Callable 11/1/16 @ 100 (FGIC), 5.000%, 11/1/17	76,486
1,040,000	West Virginia, State Road Highway Improvements G.O. (FSA), 5.500%, 6/1/10	1,097,907
3,730,000	West Virginia, State Road Highway Improvements G.O. (FSA), 5.500%, 6/1/11	4,009,228
200,000	West Virginia, State Road Highway Improvements G.O., OID, 4.800%, 6/1/08	201,504

	Total Municipal Bonds (Cost $65,764,545)	67,088,855

Shares
INVESTMENT COMPANY (3.6%)
2,481,533	Federated Tax-Free Obligations Fund, Institutional Service Class	2,481,533

	Total Investment Company (Cost $2,481,533)	2,481,533

Total Investments — 99.0% (Cost $68,246,078)		69,570,388
Net Other Assets (Liabilities) — 1.0%		731,369

NET ASSETS — 100.0%		$70,301,757

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (99.6%)
	Alaska (3.6%)
$2,300,000	Valdez, AK, Marine Term Industrial Refunding Revenue , BP Pipelines Inc. Project C, 3.750%, 1/2/08*	$2,300,000
1,300,000	Valdez, AK, Marine Term Industrial Refunding Revenue , BP Pipelines Project Series B, 3.750%, 1/2/08*	1,300,000

		3,600,000

	Arizona (3.9%)
1,415,000	RBC Municipal Products, Inc. Trust, Pima County, AZ Refunding Revenue, Series I-8 (FNMA), 3.480%, 1/3/08*(d)	1,415,000
2,500,000	Salt River Project Agricultural Improvements & Power District Electric System, AZ, Puttable Revenue, Series 2045, 3.500%, 1/3/08*(d)	2,500,000

		3,915,000

	Colorado (1.6%)
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 3.680%, 1/3/08*	1,600,000

	Connecticut (1.1%)
1,100,000	Connecticut State, Special Tax Obligation Revenue, Refunding Revenue Transportation Infrastruct-2 (AMBAC), 3.550%, 1/2/08*	1,100,000

	District of Columbia (2.4%)
2,430,000	District of Columbia, Association of American Veterinary Medical Colleges Revenue (AMBAC), 3.530%, 1/3/08*	2,430,000

	Florida (4.6%)
2,400,000	Florida Hurricane Catastrophe Fund Finance Corp., Series EC-1081 (MBIA-IBC), 3.600%, 1/3/08*(d)	2,400,000
2,275,000	Tallahassee, FL, Puttable Capital Buildings Revenue, Series 607 (FSA), 3.510%, 1/3/08*(d)	2,275,000

		4,675,000

	Georgia (3.6%)
425,000	De Kalb County, GA, Development Authority Industrial Revenue, Task Force Child Survival (Suntrust Bank), 3.490%, 1/2/08*	425,000
300,000	Georgia St. Ports Authority Revenue, Garden City Terminal Project (Suntrust Bank), 3.440%, 1/2/08*	300,000
2,200,000	Georgia State, G.O., Series EC-1127, 3.600%, 1/3/08*(d)	2,200,000
700,000	Georgia State, GA, Tax-Exempt Receipts Improvement G.O., Series EC 1019, Callable 4/1/17 @ 100, 3.600%, 1/3/08*(d)	700,000

		3,625,000

	Illinois (8.0%)
1,018,813	ABN AMRO Chicago Corp. Leasetops Master Trust 1, Revenue, Series 1997-1 (LaSalle National Bank), 3.620%, 1/3/08*(d)	1,018,813
2,720,000	Illinois Health Facilities Authority Revenue, Rehabilitation Institute Chicago Project (Bank of America N.A.), 3.430%, 1/3/08*	2,720,000
1,550,000	Illinois Housing Development Authority Revenue, Home Owner Mortgage SubSeries H-1, 3.450%, 10/1/08*	1,550,000
2,500,000	Illinois State, Refunding G.O., Series B, 5.000%, 1/1/08	2,500,000
244,000	Western Springs, IL, Timber Trails Project Special Assessment (LaSalle National Bank N.A.), 3.440%, 1/2/08*	244,000

		8,032,813

	Iowa (0.1%)
140,000	Iowa State, Tax & Revenue Anticipation Notes, Cash Flow Management, 4.000%, 6/30/08	140,510

	Kentucky (5.7%)
725,000	Henderson County, KY, Hospital Facilities Revenue, Community United Methodist, Series B (Fifth Third Bank), 3.440%, 1/4/08*	725,000
5,000,000	Kentucky Economic Development Finance Authority, KY, Christian Care Community Refunding Revenues, Series A, Callable @ 100 (National City Bank), 3.480%, 1/3/08*	5,000,000

		5,725,000

	Maine (5.0%)
5,000,000	Finance Authority of Maine, Revenue, Mt. Desert (Citizens Bank NH), 3.490%, 1/3/08*	5,000,000

	Minnesota (4.8%)
4,810,000	Becker, MN, Pollution Control Revenue, Series FP 13, 3.570%, 1/3/08*(d)	4,810,000

	Mississippi (6.4%)
3,000,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone Revenue, Chevron USA Inc. Project, Series A, 3.400%, 1/2/08*	3,000,000
3,500,000	Mississippi Business Finance Corp., Mississippi Revenue Gulfport Promenade Project (Regions Bank), 3.500%, 1/3/08*	3,500,000

		6,500,000

	Ohio (10.2%)
665,000	Avon, OH, Bond Anticipation Notes, Cash Flow Management Variable Purposes, 4.100%, 3/3/08	665,441
1,092,599	Columbus, OH, City School District, G.O. Bond Anticipation Notes, School Facilities Construction, 3.750%, 12/11/08	1,098,585
1,324,000	Defiance, OH, G.O. Bond Anticipation Notes, Sanitary Sewer Improvements Cash Flow Management, 4.250%, 4/25/08	1,325,834
1,000,000	Lakota Local School District, OH, G.O. Anticipation Notes Street Improvements Cash Flow Management, 4.000%, 6/12/08	1,003,287
1,525,000	Montgomery County, OH, Industrial Development Refunding Revenue (U.S. Bank N.A.), 3.500%, 1/3/08*	1,525,000
2,375,000	Ohio State, G.O. Bond School Improvements, Series A, 5.000%, 6/15/08	2,393,001

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Ohio — (continued)
$1,405,000	Parma Heights, OH, Bond Anticipation Notes Street Improvements Cash Flow Management, Callable 3/11/08 @ 100, 3.750%, 9/12/08	$1,405,000
825,500	Sidney, OH, G.O. Refunding Bond Anticipation Notes, Various Purposes, 4.250%, 8/14/08	827,955

		10,244,103

	Oregon (1.7%)
1,700,000	Oregon State, G.O., Series 73 H, 3.400%, 1/2/08*	1,700,000

	Other (0.6%)
585,000	Puttable Floating Option Tax-Exempt Receipts Revenue, Series EC-001, 3.620%, 1/3/08*(d)	585,000

	Rhode Island (1.0%)
1,000,000	Woonsocket, RI, G.O. Anticipation Notes, 4.000%, 7/15/08	1,002,097

	Texas (6.2%)
1,000,000	Coppell Independent School District, TX, Refunding G.O., (PSF-GTD) OID, 4.730%, 8/15/08**	977,233
1,350,000	Crawford Education Facilities Corp., TX, Refunding Revenue, University Parking System Project, Series A (BNP Paribas), 3.510%, 1/3/08*	1,350,000
1,400,000	Denton Independent School District, TX, School Improvements G.O., Series B (PSF-GTD), 3.750%, 8/15/08*	1,400,000
2,500,000	Texas Municipal Gas Acquisition & Supply Corp. II, Natural Gas Utility Improvements Revenue, ROCS-10014, 3.570%, 1/3/08*(d)	2,500,000

		6,227,233

	Utah (9.0%)
2,500,000	Riverton, UT, Hospital Revenue, Series 1762, 3.480%, 1/3/08*(d)	2,500,000
1,540,000	Utah Transit Authority, Refunding Revenue, Series 63Z, Callable 6/15/17 @ 100 (MBIA), 3.490%, 1/3/08*(d)	1,540,000
5,000,000	Utah Water Finance Agency, Revenue, Series A-20 (AMBAC), 3.510%, 1/2/08*	5,000,000

		9,040,000

	Virginia (5.2%)
3,500,000	Loudoun County, VA, Industrial Development Authority, Howard Hughes Medical Revenue, Series A, Callable 1/2/08 @ 100, 3.450%, 1/2/08*	3,500,000
1,800,000	Montgomery County Industrial Development Authority, VA, Technology Foundation Refunding Revenue (Bank of America N.A.), 3.800%, 1/2/08*	1,800,000

		5,300,000

	Washington (8.2%)
5,295,000	Clark County Public Utility District No. 1, WA, Electricity Power Improvements Revenue, Series A116, Callable 1/1/10 @ 100 (FSA), 3.700%, 2/20/08*(d)	5,295,000
3,000,000	King County, WA, Sewer Improvements Revenue, Series B (Helaba), 3.450%, 1/2/08*	3,000,000

		8,295,000

	Wisconsin (6.7%)
5,710,000	Lehman Municipal Trust Receipts, Public Improvements Revenue, Series F7, Callable 8/1/17 @ 106, 3.570%, 1/2/08*(d)	5,710,000
1,000,000	Rock County, WI, Promissory Notes, Cash Flow Management G.O., 4.250%, 7/10/08	1,002,260

		6,712,260

	Total Municipal Bonds (Cost $100,259,016)	100,259,016

Shares
INVESTMENT COMPANY (0.0%)
20,667	SEI Institutional Tax Free Fund	20,667

	Total Investment Company (Cost $20,667)	20,667

Total Investments — 99.6% (Cost $100,279,683)		100,279,683
Net Other Assets (Liabilities) — 0.4%		404,173

NET ASSETS — 100.0%		$100,683,856

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Prime Money Market Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (6.1%)
$35,000,000	Arkle Master Issue PLC, Series 2007-1A, Class 1A, 5.008%, 1/17/08(d)	$34,967,257
1,173,734	Cal Securitization Trust, Series 2007-1, Class A1, 5.424%, 7/15/08(e)	1,173,734
432,341	Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A1A, 5.366%, 6/16/08(d)	432,341
10,000,000	Capital Auto Receivables Asset Trust, Series 2007-SN2, Class A1, 5.105%, 12/15/08(d)	10,000,000
5,112,403	Capital One Auto Finance Trust, Series 2007-C, Class A1, 5.282%, 10/15/08	5,112,403
4,977,494	Ford Credit Auto Owner Trust, Series 2007-B, Class A1, 5.292%, 10/15/08(d)	4,977,494
19,600,000	Holmes Master Issuer PLC, Series 2007-1, Class 1A1, 5.008%, 1/15/08	19,594,522
8,750,366	Triad Automobile Receivables Owner Trust, Series 2007-B, Class A1, 5.068%, 12/12/08	8,750,366
15,558,428	Westpac Securitization Trust, Series 2007-1G, Class A1, 4.952%, 2/21/08(d)	15,558,428

	Total Asset Backed Securities (Cost $100,566,545)	100,566,545

CERTIFICATES OF DEPOSIT (10.5%)
	Banks (10.5%)
8,000,000	Barclays Bank PLC, 5.300%, 1/16/08	8,000,000
5,000,000	Barclays Bank PLC, 5.380%, 2/15/08	5,000,000
5,300,000	Barclays Bank PLC, 5.312%, 5/22/08	5,300,000
5,000,000	Barclays Bank PLC, New York, Series YCD, 5.370%, 1/25/08	5,000,000
10,000,000	Credit Suisse, New York, Series YCD, 5.300%, 1/14/08	10,000,000
5,000,000	Credit Suisse, New York, Series YCD, 5.365%, 1/18/08	5,000,000
5,000,000	Credit Suisse, New York, Series YCD, 5.290%, 4/11/08	5,000,000
4,000,000	Credit Suisse, New York, Series YCD, 5.300%, 4/17/08	4,000,000
10,000,000	Credit Suisse, New York, Series YCD, 5.290%, 5/21/08	10,000,000
5,000,000	Credit Suisse, New York, Series YCD, 5.320%, 5/22/08	5,000,000
5,000,000	Credit Suisse, New York, Series YCD, 5.380%, 6/2/08	5,000,000
20,000,000	Depfa Bank PLC, 5.200%, 1/14/08	20,000,000
20,000,000	Depfa Bank PLC, 4.810%, 4/30/08	20,000,000
10,000,000	Depfa Bank PLC, 4.920%, 6/4/08	10,000,000
5,000,000	Depfa Bank PLC, 4.940%, 6/11/08	5,000,000
15,000,000	Natixis, 4.850%, 5/27/08	15,000,000
10,000,000	Natixis, NY Branch, 4.860%, 6/18/08	10,000,000
5,000,000	Royal Bank of Scotland, 4.850%, 5/21/08	5,000,000
20,000,000	Toronto Dominion Bank, 4.850%, 5/27/08	20,000,000

		172,300,000

	Total Certificates of Deposit (Cost $172,300,000)	172,300,000

COMMERCIAL PAPER** (38.4%)
	Banking (0.6%)
5,000,000	Depfa Bank PLC, 5.270%, 2/14/08	4,967,779
5,000,000	Depfa Bank PLC, 4.640%, 5/6/08	4,918,660

		9,886,439

	Brokers & Dealers (2.1%)
35,000,000	Morgan Stanley, 4.600%, 4/30/08***	35,000,000

	Financial Services (33.7%)
10,000,000	Alpine Securitization Corp., 6.083%, 1/30/08(d)	9,951,667
25,000,000	Alpine Securitization Corp., 5.150%, 2/7/08(d)	24,867,674
15,000,000	Alpine Securitization Corp., 4.880%, 2/12/08(d)	14,914,600
20,000,000	Alpine Securitization Corp., 5.200%, 2/19/08(d)	19,858,444
15,000,000	Barton Capital LLC, 5.500%, 1/25/08(d)	14,945,000
500,000	Diageo Capital PLC, 5.300%, 1/15/08(d)	498,969
1,000,000	Diageo Capital PLC, 5.150%, 1/30/08(d)	995,851
1,500,000	Diageo Capital PLC, 5.450%, 2/25/08(d)	1,487,510
20,000,000	Drac LLC, 4.910%, 2/8/08	19,896,344
25,000,000	Edison Asset Security LLC, 5.020%, 2/7/08(d)	24,871,014
10,000,000	Fairway Finance Corp., 5.424%, 1/18/08(d)	9,974,736
20,000,000	Fairway Finance Corp., 6.100%, 1/24/08(d)	19,922,056
30,000,000	Fairway Finance Corp., 4.940%, 2/7/08(d)	29,847,683
25,000,000	Fairway Finance Corp., 4.950%, 2/7/08(d)	24,872,812
10,000,000	Falcon Asset Securitization Corp. LLC, 5.300%, 1/28/08(d)	9,960,250
15,000,000	Fcar Auto Loan Trust, 4.680%, 4/25/08	14,775,750
10,000,000	Fcar Auto Loan Trust I, 4.700%, 4/18/08	9,859,000
10,000,000	Fcar Owner Trust I, 5.800%, 3/5/08	9,896,889
10,000,000	Fcar Owner Trust I, 4.930%, 5/27/08	9,798,692
10,000,000	Ford Credit Auto Receivables I, 5.210%, 1/16/08	9,978,292
10,000,000	Ford Credit Auto Receivables II, 5.220%, 1/16/08	9,978,250
5,000,000	Ford Credit Auto Receivables Owner Trust I, 5.210%, 1/14/08	4,990,593
5,000,000	Ford Credit Auto Receivables Trust II, 5.220%, 1/15/08	4,989,850
25,000,000	Fountain Square Commercial Funding Corp., 5.150%, 1/15/08(d)	24,949,931
15,000,000	Grampian Funding LLC, 5.200%, 1/7/08(d)	14,987,000
10,000,000	Grampian Funding LLC, 5.330%, 3/10/08(d)	9,902,346
1,000,000	Heinz (H.J.) Finance Co., 4.880%, 1/22/08(d)	997,153
8,250,000	Heinz (H.J.) Finance Co., 5.100%, 1/24/08(d)	8,223,119
1,000,000	Heinz (H.J.) Finance Co., 5.160%, 1/25/08(d)	996,560
4,600,000	Heinz (H.J.) Finance Co., 5.100%, 1/28/08(d)	4,582,405
1,500,000	Heinz (H.J.) Finance Co., 5.500%, 2/20/08(d)	1,488,542
20,000,000	Kitty Hawk Funding Corp., 5.120%, 3/19/08(d)	19,781,167
10,000,000	Kitty Hawk Funding Corp., 4.968%, 4/11/08(d)	9,862,528
20,000,000	Long Lane Master Trust, 5.200%, 1/24/08(d)	19,933,556
4,000,000	Long Lane Master Trust 4, 5.343%, 3/11/08(d)	3,957,494
11,336,000	Long Lane Master Trust 4, 4.968%, 4/18/08(d)	11,169,361
10,000,000	Long Lane Master Trust IV, 4.850%, 1/25/08(d)	9,967,667
600,000	Nissan Motor Acceptance Corp., 5.240%, 1/28/08(d)	597,642
3,000,000	Nissan Motor Acceptance Corp., 5.627%, 2/13/08(d)	2,980,112
15,000,000	Sheffield Receivables, 4.750%, 1/10/08(d)	14,982,187
20,000,000	Sheffield Receivables, 6.100%, 1/10/08(d)	19,969,500
25,000,000	Sheffield Receivables, 5.150%, 2/4/08(d)	24,878,403
5,000,000	Sigma Finance, Inc., 5.185%, 5/22/08(d)	4,897,740
25,000,000	Tulip Funding Corp., 4.860%, 2/6/08(d)	24,878,500
3,500,000	Volkswagen of America, 5.500%, 2/27/08(d)	3,469,521
750,000	Volkswagen of America, 5.596%, 2/29/08(d)	743,215
750,000	Volskwagen of America, 5.525%, 2/20/08(d)	744,323

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Principal Amount		Amortized Cost
COMMERCIAL PAPER** — (continued)
	Financial Services — (continued)
$15,000,000	Yorktown Capital LLC, 5.475%, 3/19/08(d)	$14,824,500

		554,896,398

	Media (0.3%)
4,000,000	Gannett Co., Inc., 5.470%, 1/30/08(d)	3,982,375

	Retail (1.7%)
2,500,000	Home Depot, Inc., 4.930%, 1/30/08	2,490,072
4,000,000	Home Depot, Inc., 5.000%, 1/30/08	3,983,889
1,000,000	Home Depot, Inc., 5.074%, 1/30/08	996,029
4,500,000	Home Depot, Inc., 5.350%, 1/30/08	4,480,606
3,500,000	Home Depot, Inc., 5.530%, 2/15/08	3,475,806
1,000,000	Home Depot, Inc., 5.350%, 2/25/08	991,826
5,000,000	Kellogg Co., 5.450%, 2/28/08	4,956,097
5,500,000	Kellogg Co., 5.450%, 2/29/08	5,450,874
750,000	Whirlpool Corp., 5.142%, 1/16/08	748,375

		27,573,574

	Total Commercial Paper (Cost $631,338,786)	631,338,786

CORPORATE BONDS (4.1%)
	Financial Services (2.0%)
10,000,000	Paradigm Funding LLC, 4.866%, 1/23/08(d)	9,999,940
7,000,000	Sigma Finance, Inc., Series MTN, 5.375%, 2/4/08(d)	7,000,000
5,000,000	Sigma Finance, Inc., Series MTN, 5.400%, 4/21/08(d)	5,000,000
5,000,000	Sigma Finance, Inc., Series MTN, 5.350%, 5/22/08(d)	5,000,000
5,000,000	Sigma Finance, Inc., Series MTN, 5.415%, 8/5/08(d)	5,000,000

		31,999,940

	Media (1.5%)
25,000,000	Dupont Teijin Films, Ltd., 4.830%, 4/28/08	25,000,000

	Retail (0.6%)
10,000,000	Wal-Mart Stores, Inc., 5.933%, 6/1/08	10,023,967

	Total Corporate Bonds (Cost $67,023,907)	67,023,907

VARIABLE RATE NOTES* (36.0%)
	Banking (19.9%)
1,755,000	Anchor Holdings LLC, Series 2000, 5.150%, 1/10/08	1,755,000
25,000,000	Bank of Ireland, Series XMTN, 4.955%, 1/22/08(d)	25,000,000
25,000,000	Bank of Montreal, Chicago, Series YCD, 4.952%, 2/21/08	25,000,000
10,000,000	Bank of Montreal, Chicago, Series YCD, 5.050%, 1/31/08	10,000,000
10,000,000	Bank of Scotland PLC, Series MTN, 4.954%, 3/25/08(d)	10,000,000
2,000,000	Bank of Scotland PLC, Series MTN, 5.233%, 1/9/08(d)	2,000,000
23,300,000	Bank of Scotland PLC, Series MTN2, 4.701%, 1/2/08(d)	23,300,000
20,000,000	BNP Paribas, 4.798%, 1/28/08	19,984,633
14,000,000	BNP Paribas, 4.895%, 2/19/08(d)	14,000,000
3,170,000	Christian Life Assembly of the Assemblies of God, 5.210%, 1/10/08	3,170,000
2,760,000	Damascus, Ltd., 4.870%, 1/3/08	2,760,000
15,000,000	Depfa Bank PLC, Series EXL, 5.051%, 3/15/08(d)	15,000,000
1,505,000	Guilford Capital LLC, Series 02-A, 4.703%, 1/10/08	1,505,000
4,795,000	HC Equities LP, Series 2001, 5.110%, 1/10/08	4,795,000
3,590,000	Indian Hills Country Club, Series 2000, 4.900%, 1/10/08	3,590,000
35,000,000	M&I Marshall & Ilsley Bank, 4.835%, 1/25/08	35,000,000
30,000,000	Monet Trust, 4.913%, 3/28/08(e)	30,000,000
25,000,000	National City Bank, Series BKNT, 4.720%, 1/2/08	25,000,000
20,000,000	National City Bank, Series BKNT, 4.740%, 1/2/08	20,000,000
3,505,000	Spira Millennium LLC, Series 2001, 5.150%, 1/10/08	3,505,000
14,225,000	Stone Creek LLC (Columbus Bank and Trust Co.), 4.920%, 1/3/08	14,225,000
10,000,000	Svenska Handelsbanken AB, 5.174%, 1/14/08(d)	10,000,000
6,706,000	TOG Properties LLC, 4.930%, 1/10/08	6,706,000
2,785,000	Vestavia Hills Baptist Church, Series 2000, 4.920%, 1/10/08	2,785,000
2,000,000	Wells Fargo & Co., Series MTNC, 5.285%, 1/2/08	2,000,000
12,000,000	Westpac Banking Corp., 5.018%, 1/16/08(d)	12,000,000
4,630,000	World Wildlife Fund, Inc., 4.860%, 1/3/08	4,630,000

		327,710,633

	Brokers & Dealers (6.8%)
25,000,000	Goldman Sachs Group LP, 4.590%, 1/21/08(d)	25,000,000
35,000,000	Goldman Sachs Group, Inc., 4.620%, 1/2/08(g)	35,000,000
5,000,000	Goldman Sachs Group, Inc., Series MTN, 5.098%, 1/15/08(d)	5,000,049
10,000,000	Merrill Lynch & Co., Inc., Series MTN, 4.680%, 2/4/08	10,000,000
6,500,000	Merrill Lynch & Co., Inc., Series MTN, 5.136%, 1/18/08(d)	6,500,000
8,000,000	Merrill Lynch & Co., Inc., Series MTN, 5.036%, 1/24/08	8,000,000
7,000,000	Morgan Stanley, 4.955%, 1/28/08	7,000,000
5,000,000	Morgan Stanley, Series EXL, 4.680%, 2/4/08	5,000,000
10,000,000	Morgan Stanley, Series EXLS, 4.725%, 2/4/08	10,000,000

		111,500,049

	Energy (0.6%)
10,000,000	BP Capital Markets PLC, 5.066%, 3/11/08	10,000,000

	Financial Services (6.5%)
8,000,000	K2 (USA) LLC, Series MTN, 5.153%, 1/19/08(d)	7,999,638
5,000,000	K2 (USA) LLC, Series MTN, 4.865%, 2/19/08(d)	4,999,811
5,000,000	K2 (USA) LLC, Series MTN, 5.140%, 1/22/08(d)	4,999,725
5,000,000	K2 (USA) LLC, Series MTN, 4.590%, 2/15/08(d)	4,999,070
10,000,000	K2 (USA) LLC, Series MTN, 4.848%, 2/15/08(d)	9,998,759
25,000,000	K2 (USA) LLC, Series MTN, 4.450%, 2/20/08(d)	24,992,076

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

December 31, 2007 (Unaudited)

Principal Amount		Amortized Cost
VARIABLE RATE NOTES* — (continued)
	Financial Services — (continued)
$5,000,000	PYXIS Master Trust, Series 2007-6, 5.170%, 3/6/08(e)	$5,000,000
7,000,000	Sigma Finance, Inc., Series MTN1, 4.320%, 10/15/08(d)	6,999,973
10,000,000	SLM Corp., 5.103%, 1/14/08(d)	10,000,000
15,000,000	SLM Corp., 5.232%, 1/14/08(d)	15,000,000
12,000,000	Union Hamilton Special Funding LLC, Series MTN, 5.143%, 3/28/08(d)	12,000,000

		106,989,052

	Insurance (1.2%)
5,000,000	Genworth Life Insurance Co., 4.986%, 2/11/08(g)	5,000,000
5,000,000	Metropolitan Life Insurance Co., 5.021%, 2/1/08(g)	5,000,000
5,000,000	New York Life Insurance Co., 5.203%, 2/1/08(g)	5,000,000
5,000,000	Travelers Insurance Co., 5.452%, 2/19/08(g)	5,000,000

		20,000,000

	Municipal Bonds (1.0%)
4,395,000	Franklin County, OH, Edison Welding Institute Inc. Project Refunding Revenue Bonds, 4.870%, 1/3/08	4,395,000
4,000,000	Kansas City, MO, Industrial Development Authority Revenue Bonds, West Edge Project, (M&I Marshall & Ilsley), 4.850%, 1/2/08	4,000,000
7,000,000	Maryland State, Economic Development Corp. Revenue Bonds, Human Genome Project Series A, (Manufacturers & Traders), 5.030%, 1/2/08	7,000,000

		15,395,000

	Total Variable Rate Notes (Cost $591,594,734)	591,594,734

MASTER NOTE (1.8%)
30,000,000	Bear Stearns & Co., Inc., 4.7500%, 1/2/08	30,000,000

	Total Master Note (Cost $30,000,000)	30,000,000

REPURCHASE AGREEMENT (2.9%)
49,303,000	Merrill Lynch & Co., Inc., 4.51%, dated 12/31/07, due 01/02/08, proceeds at maturity, $49,315,353 (Collateralized fully by Mortgage-Backed Security)	49,303,000

	Total Repurchase Agreement (Cost $49,303,000)	49,303,000

Total Investments — 99.8% (Cost $1,642,126,972)		1,642,126,972
Net Other Assets (Liabilities) — 0.2%		2,939,079

NET ASSETS — 100.0%		$1,645,066,051

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (6.4%)
$30,000,000	2.625%, 5/15/08	$29,884,697
30,000,000	3.250%, 8/15/08	29,995,373

	Total U.S. Treasury Notes (Cost $59,880,070)	59,880,070

U.S. TREASURY BILLS** (17.0%)
15,000,000	5.003%, 1/17/08	14,968,133
15,000,000	5.003%, 1/17/08	14,967,734
25,000,000	4.291%, 2/14/08	24,874,264
25,000,000	4.291%, 2/14/08	24,873,195
20,000,000	4.027%, 2/28/08	19,874,494
30,000,000	4.006%, 3/13/08	29,767,800
30,000,000	3.932%, 4/17/08	29,661,385

	Total U.S. Treasury Bills (Cost $158,987,005)	158,987,005

Principal Amount
REPURCHASE AGREEMENTS (76.7%)
$157,000,000	Bank of America Corp., 1.00%, dated 12/31/07, due 01/02/08, proceeds at maturity, $157,008,722 (Collateralized fully by U.S. Treasury Securities)	$157,000,000
165,000,000	Bear Stearns & Co. Inc., 1.25% dated 12/31/07, due 01/02/08, proceeds at maturity, $165,011,458 (Collateralized fully by U.S. Treasury Securities)	165,000,000
25,000,000	Citigroup Global Markets, 0.25% dated 12/31/07, due 01/02/08, proceeds at maturity, $25,000,347 (Collateralized fully by U.S. Treasury Securities)	25,000,000
162,945,803	Credit Suisse First Boston, 1.35%, dated 12/31/07, due 01/02/08, proceeds at maturity, $162,958,024 (Collateralized fully by U.S. Treasury Securities)	162,945,803
158,000,000	Lehman Brothers, 1.00%, dated 12/31/07, due 01/02/08, proceeds at maturity, $158,008,778 (Collateralized fully by U.S. Treasury Securities)	158,000,000
50,000,000	Merrill Lynch & Co., Inc., 0.65%, dated 12/31/07, due 01/02/08, proceeds at maturity, $50,001,806 (Collateralized fully by U.S. Treasury Securities)	50,000,000

	Total Repurchase Agreements (Cost $717,945,803)	717,945,803

Total Investments — 100.1% (Cost $936,812,878)		936,812,878
Net Other Assets (Liabilities) — (0.1)%		(1,313,143)

NET ASSETS — 100.0%		$935,499,735

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (99.5%)
781,067	BB&T International Equity Fund, Institutional Class	$6,240,726
722,014	BB&T Large Cap Fund, Institutional Class	10,498,090
150,878	BB&T Mid Cap Growth Fund, Institutional Class	2,326,543
280,697	BB&T Mid Cap Value Fund, Institutional Class	3,444,152
140,667	BB&T Small Cap Fund, Institutional Class	1,817,422
3,327,754	BB&T Total Return Bond Fund, Institutional Class	34,342,424
1,789,295	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,789,295

	Total Affiliated Investment Companies (Cost $60,508,976)	60,458,652

Total Investments — 99.5% (Cost $60,508,976)		60,458,652
Net Other Assets (Liabilities) — 0.5%		310,057

NET ASSETS — 100.0%		$60,768,709

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (99.7%)
1,796,434	BB&T International Equity Fund, Institutional Class	$14,353,509
1,659,923	BB&T Large Cap Fund, Institutional Class	24,135,286
347,189	BB&T Mid Cap Growth Fund, Institutional Class	5,353,662
645,758	BB&T Mid Cap Value Fund, Institutional Class	7,923,455
323,704	BB&T Small Cap Fund, Institutional Class	4,182,254
2,643,629	BB&T Total Return Bond Fund, Institutional Class	27,282,254
2,467,361	BB&T U.S. Treasury Money Market Fund, Institutional Class	2,467,361

	Total Affiliated Investment Companies (Cost $88,851,523)	85,697,781

Total Investments — 99.7% (Cost $88,851,523)		85,697,781
Net Other Assets (Liabilities) — 0.3%		227,801

NET ASSETS — 100.0%		$85,925,582

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Growth Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (99.7%)
1,726,685	BB&T International Equity Fund, Institutional Class	$13,796,216
1,595,535	BB&T Large Cap Fund, Institutional Class	23,199,073
333,821	BB&T Mid Cap Growth Fund, Institutional Class	5,147,522
620,697	BB&T Mid Cap Value Fund, Institutional Class	7,615,950
310,858	BB&T Small Cap Fund, Institutional Class	4,016,284
1,096,693	BB&T Total Return Bond Fund, Institutional Class	11,317,869
2,109,331	BB&T U.S. Treasury Money Market Fund, Institutional Class	2,109,331

	Total Affiliated Investment Companies (Cost $71,226,677)	67,202,245

Total Investments — 99.7% (Cost $71,226,677)		67,202,245
Net Other Assets (Liabilities) — 0.3%		227,411

NET ASSETS — 100.0%		$67,429,656

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity Fund

Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (99.6%)
1,094,286	BB&T International Equity Fund, Institutional Class	$8,743,347
1,011,265	BB&T Large Cap Fund, Institutional Class	14,703,788
211,548	BB&T Mid Cap Growth Fund, Institutional Class	3,262,077
393,196	BB&T Mid Cap Value Fund, Institutional Class	4,824,518
196,959	BB&T Small Cap Fund, Institutional Class	2,544,715
1,021,543	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,021,543

	Total Affiliated Investment Companies (Cost $37,778,266)	35,099,988

Total Investments — 99.6% (Cost $37,778,266)		35,099,988
Net Other Assets (Liabilities) — 0.4%		148,261

NET ASSETS — 100.0%		$35,248,249

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Funds

Footnote Legend to the Schedules of Portfolio Investments

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(c)	Represents a security purchased on a when-issued basis. At December 31, 2007, total cost of investments purchased on a when-issued basis for the Total Return Bond was $15,829,105.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be illiquid. As of December 31, 2007, these securities represent 2.20% of net assets in the Prime Money Market Fund and 0.77% of net assets in the International Equity Fund.

(f)	Illiquid security.

(g)	Security held as collateral for written call option.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2007. For bond funds, the maturity date reflected is the final maturity date. For money market funds, the maturity date reflected is the next reset date.

**	Discount Note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.

***	Interest bearing commercial paper.

ADR — American Depository Receipt.

AMBAC — American Municipal Bond Insurance.

AMBAC-TCRS — Secondarily Insured by AMBAC Indemnity Corp.

ETM — Escrowed to Maturity.

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Administration.

FSA — Financial Security Assurance.

G.O. — General Obligation.

GDR — Global Depository Receipt.

LCD — Letter of Credit.

IBC — Insured Bond Certificates.

LLC — Limited Liability Company.

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

NA — North America.

OID — Original Issue Discount.

OJSC — Open Joint Stock Company.

PSF-GTD — Permanent School Fund Guaranteed.

REIT — Real Estate Investment Trust.

SCSDE — South Carolina School District Enhancement.

STEP — Step Coupon Bond.

XLCA — XL Capital Assurance.

See accompanying notes to the Schedules of Portfolio Investments.

(This page has been left blank intentionally.)

BB&T Funds

Notes to Schedules of Portfolio Investments

December 31, 2007

1.	Organization:

The BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Equity Index Fund, the Sterling Capital Small Cap Value Fund, the National Tax-Free Money Market Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively, the “Funds”). The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the WestVirginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The National Tax-Free Money Market Fund, the Prime Money Market Fund and the U.S.Treasury Money Market Fund are referred to as the “Money Market Funds”.The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds except the Tax-Free Funds are diversified funds under the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Recent accounting standards — In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting

BB&T Funds

Notes to Schedules of Portfolio Investments — (continued)

December 31, 2007

period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board ofTrustees of theTrust (“Board ofTrustees”) to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying Funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Translation — The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments; and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts — The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts — The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities that the respective Funds intend to purchase against fluctuations in fair value

BB&T Funds

Notes to Schedules of Portfolio Investments — (continued)

December 31, 2007

caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of December 31, 2007.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deemed creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options — The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put options written) or sell (call options written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds each may sell call options and the Large Cap Fund, Mid CapValue Fund, Mid Cap Growth Fund, Small Cap Fund, International Equity Fund, Special Opportunities

BB&T Funds

Notes to Schedules of Portfolio Investments — (continued)

December 31, 2007

Equity Fund, Equity Income Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund and Total Return Bond Fund may purchase put options, purchase call options and write secured put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options.

The following is a summary of options outstanding as of December 31, 2007:

	Number of Contracts	Fair Value
Security
Special Opportunities Equity Fund
CONSOL Energy, Inc., $60.00, 1/19/08	2,871	$3,445,200
Corning, Inc., $30.00, 2/16/08	140	1,400
L-3 Communications Holdings, Inc. $115.00, 1/19/08	965	14,475
Noble Corp., $67.50, 3/22/08	2,103	178,755
Smithfield Foods, Inc., $40.00, 1/19/08	3,227	16,135
Varian Medical Systems, Inc., $60.00, 5/17/08	3,090	339,900
Weatherford International, Ltd., $80.00, 2/16/08	2,000	150,000
Yum! Brands, Inc. $45.00, 4/19/08	2,561	89,635

		$4,235,500

Equity Income Fund
Federated Investors, Inc., Class B, $45.00, 1/19/08	1,250	$31,250
Nokia Corp., ADR, $40.00, 1/19/08	1,990	43,977

		$75,227

3.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

4.	Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At December 31, 2007, the Prime Money Market Fund and International Equity Fund held illiquid restricted securities representing 2.20% and 0.77%, respectively, of net assets. The illiquid restricted securities held as of December 31, 2007 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Carrying Value Per Unit (% of Par)	Fair Value
Prime Money Market Fund
Cal Securitization Trust, Series 2007-1, Class A1, 5.424%, 7/15/08	6/19/2007	$1,173,734	$1,173,734	$100.00	$1,173,734
Monet Trust, 4.913%, 3/28/08	3/28/2005	30,000,000	30,000,000	100.00	30,000,000
PYXIS Master Trust, Series 2007-6, 5.170%, 3/6/08	3/6/2007	5,000,000	5,000,000	100.00	5,000,000

BB&T Funds

Notes to Schedules of Portfolio Investments — (continued)

December 31, 2007

Security	Acquisition Date	Acquisition Cost	Share Amount	Carrying Value Per Share	Fair Value
International Equity Fund
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	$78,071	9	$11,352	$102,167
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	48,004	9	7,261	65,354
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	44,455	9	5,965	53,688
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	96,394	9	13,150	118,353
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	52,461	9	7,383	66,447
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	238,288	9	31,942	287,476
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	36,199	9	4,703	42,324
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	9,238	9	1,298	11,685
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	63,008	9	8,148	73,328
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	13,995	9	1,888	16,992
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	10,950	9	1,701	15,311
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	26,666	9	3,545	31,902
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	16,699	9	2,244	20,197
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	14,651	9	1,818	16,362
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	26,572	9	3,411	30,700
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	3,524	9	928	8,352
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	15,004	9	1,922	17,300
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	10,363	9	1,470	13,230
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	2,285	9	321	2,885
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	115,699	9	15,967	143,702
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	16,356	9	2,721	24,491
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	131,601	9	17,354	156,186
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	28,485	9	3,756	33,804
Deutsche Bank AG London Warrents, Expire 12/31/09	11/21/2007	—	9	—	—

5.	Federal Income Tax Information:

At September 30, 2007, the following Funds have net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Small Cap Fund*	$4,700,830	2009
Small Cap Fund*	2,350,415	2010
Short U.S. Government Fund	349,217	2008
Short U.S. Government Fund	498,342	2009
Short U.S. Government Fund	118,919	2012
Short U.S. Government Fund	2,094,190	2013
Short U.S. Government Fund	1,246,269	2014
Short U.S. Government Fund	3,940,976	2015
Intermediate U.S. Government Fund	222,709	2013
Intermediate U.S. Government Fund	4,243,104	2014

BB&T Funds

Notes to Schedules of Portfolio Investments — (continued)

December 31, 2007

	Amount	Expires
Intermediate U.S. Government Fund	9,481,272	2015
Total Return Bond Fund	1,527,254	2014
Total Return Bond Fund	8,765,688	2015
Kentucky Intermediate Tax-Free Fund	7,545	2011
Kentucky Intermediate Tax-Free Fund	3,794	2014
Kentucky Intermediate Tax-Free Fund	5,948	2015
Maryland Intermediate Tax-Free Fund	11,780	2011
Maryland Intermediate Tax-Free Fund	113,581	2013

*	The amount of these losses that may be utilized are limited to $2,350,415 on annual basis as a result of certain ownership changes in 2006.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2008:

Post-October Losses
International Equity Fund	$1,415,672
Short U.S. Government Fund	268,407
Intermediate U.S. Government Fund	1,438,871
National Tax-Free Money Market Fund	1,935

At December 31, 2007 the book cost, which approximates Federal tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$546,317,897	$89,883,420	$(75,599,154)	$14,284,266
Mid Cap Value Fund	276,745,865	25,536,320	(36,864,144)	(11,327,824)
Mid Cap Growth Fund	169,520,700	57,908,436	(3,954,225)	53,954,211
Small Cap Fund	76,234,506	12,299,590	(6,452,999)	5,846,591
International Equity Fund	155,707,436	23,463,268	(6,132,601)	17,330,667
Special Opportunities Equity Fund	306,381,857	70,237,654	(16,483,322)	53,754,332
Equity Income Fund	176,997,988	22,529,203	(5,549,160)	16,980,043
Short U.S. Government Fund	41,877,026	494,579	(133,345)	361,234
Intermediate U.S. Government Fund	138,965,562	1,450,892	(782,460)	668,432
Total Return Bond Fund	463,016,731	6,826,331	(1,441,299)	5,385,032
Kentucky Intermediate Tax-Free Fund	14,384,078	302,539	(27,366)	275,173
Maryland Intermediate Tax-Free Fund	10,681,522	254,048	(13,651)	240,397
North Carolina Intermediate Tax-Free Fund	115,710,967	3,041,276	(56,194)	2,985,082
South Carolina Intermediate Tax-Free Fund	15,937,850	345,832	(75,878)	269,954
Virginia Intermediate Tax-Free Fund	73,897,928	2,271,824	(16,402)	2,255,422
West Virginia Intermediate Tax-Free Fund	68,246,078	1,512,675	(188,365)	1,324,310
National Tax-Free Money Market Fund	100,279,683	—	—	—
Prime Money Market Fund	1,642,126,972	—	—	—
U.S. Treasury Money Market Fund	936,812,878	—	—	—
Capital Manager Conservative Growth Fund	60,580,976	1,050,924	(1,101,248)	(50,324)
Capital Manager Moderate Growth Fund	88,851,523	1,950,186	(5,103,928)	(3,153,742)
Capital Manager Growth Fund	71,226,677	1,633,820	(5,658,252)	(4,024,432)
Capital Manager Equity Fund	37,778,266	960,488	(3,638,766)	(2,678,278)

STERLING CAPITAL SMALL CAP VALUE FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

DECEMBER 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS*— 100.3%
CONSUMER DISCRETIONARY— 27.0%
Avatar Holdings, Inc. (a)	12,485	$522,123
Career Education Corp. (a)	19,250	483,945
Champion Enterprises, Inc. (a)	46,475	437,795
Exide Technologies (a)	192,896	1,543,168
Fleetwood Enterprises, Inc. (a)	79,350	474,513
Furniture Brands International, Inc.	72,950	733,877
Group 1 Automotive, Inc.	29,800	707,750
K-Swiss, Inc., Class A	26,150	473,315
Lithia Motors, Inc., Class A	35,621	489,076
Marine Products Corp.	12,825	89,903
Regis Corp.	46,867	1,310,401
Select Comfort Corp. (a)	58,240	408,262
Universal Technical Institute, Inc. (a)	13,700	232,900
Voyager Learning Co. (a)	80,200	573,430
Zale Corp. (a)	60,300	968,418

		9,448,876

CONSUMER STAPLES— 1.0%
Sanderson Farms, Inc.	10,700	361,446

ENERGY— 3.8%
Forest Oil Corp. (a)	26,046	1,324,179

FINANCIALS — 26.2%
Annaly Capital Management, Inc. REIT	32,200	585,396
Assured Guaranty, Ltd.	13,300	352,982
BankUnited Financial Corp., Class A	100,400	692,760
Brookline Bancorp, Inc.	36,400	369,824
Endurance Specialty Holdings, Ltd.	9,800	408,954
First Citizens BancShares, Inc., Class A	9,160	1,335,986
First Industrial Realty Trust, Inc. REIT	17,800	615,880
FirstFed Financial Corp. (a)	10,150	363,573
Horace Mann Educators Corp.	30,750	582,405
Infinity Property & Casualty Corp.	11,050	399,237
Nelnet, Inc., Class A	66,353	843,347
Phoenix Cos., Inc. (The)	69,600	826,152
Provident Financial Services, Inc.	35,650	514,073
Waddell & Reed Financial, Inc., Class A	21,140	762,943
Washington Federal, Inc.	24,450	516,139

		9,169,651

HEALTH CARE — 4.6%
CONMED Corp. (a)	24,940	576,363
Merit Medical Systems, Inc. (a)	29,650	412,135
Odyssey HealthCare, Inc. (a)	56,175	621,295

		1,609,793

INDUSTRIALS — 12.3%
Brink’s Co. (The)	14,250	851,295
Covanta Holding Corp. (a)	43,960	1,215,934
Granite Construction, Inc.	3,000	108,540
ICT Group, Inc. (a)	47,910	572,525
Smith (A.O.) Corp.	28,325	992,791
Trex Co., Inc. (a)	21,475	182,108
Universal Forest Products, Inc.	13,200	388,872

		4,312,065

INFORMATION TECHNOLOGY — 19.7%
Axcelis Technologies, Inc. (a)	159,415	733,309
Black Box Corp.	36,919	1,335,360
Cabot Microelectronics Corp. (a)	9,350	335,759
CSG Systems International, Inc. (a)	50,576	744,479
EarthLink, Inc. (a)	242,975	1,717,833
Fair Isaac Corp.	15,700	504,755
MoneyGram International, Inc.	49,900	766,963
Orbotech, Ltd. (a)	32,300	566,865
Trident Microsystems, Inc. (a)	33,000	216,480

		6,921,803

MATERIALS — 3.2%
Louisiana-Pacific Corp.	56,750	776,340
OMNOVA Solutions, Inc. (a)	80,450	354,784

		1,131,124

UTILITIES — 2.5%
ALLETE, Inc.	22,050	872,739

TOTAL INVESTMENTS (Cost $37,452,613) — 100.3%		35,151,676
NET OTHER ASSETS (LIABILITIES) — (0.3)%		(95,883)

NET ASSETS — 100.0%		$35,055,793

*	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(a)	Represents non-income producing security.

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Portfolio Investments.

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments

December 31, 2007 (Unaudited)

A. Security Valuation: Investments in the Fund are valued at their latest available sale price on the principal market for which is a securities exchange or an over-the-counter market (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates market value. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the BB&T Funds’ Pricing Committee under the supervision of the Board of Trustees.

B. Tax Disclosure: No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2007 for the Fund are as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$37,452,613	$4,856,048	$(7,156,985)	$(2,300,937)

For additional information regarding the accounting policies of the Sterling Capital Small Cap Value Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date February 29, 2008

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date February 29, 2008

*	Print the name and title of each signing officer under his or her signature.